Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
April 30, 2026 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 43.1%	Par	Value
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.61%, 06/25/2037 (a)	$1,375,915	$1,096,428
American Home Mortgage Assets LLC
Series 2006-1, Class XC, 0.17%, 05/25/2046 (a)(b)	12,524,853	94,625
Series 2006-6, Class XP, 0.04%, 12/25/2046 (a)(b)	45,216,494	186,703
Series 2007-5, Class XP, 0.06%, 06/25/2047 (a)(b)	10,382,884	83,161
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 5.93% (6 mo. Term SOFR + 2.18%), 12/25/2036, (11.57% Cap) (c)	2,736,021	2,334,271
AMSR Trust, Series 2023-SFR1, Class C, 4.00%, 04/17/2040 (d)	1,000,000	975,517
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.65%, 12/25/2056 (d)	2,000,000	1,623,998
ATLX Trust
Series 2024-RPL1, Class A2, 4.40%, 04/25/2064 (a)(d)	3,000,000	2,943,648
Series 2024-RPL1, Class M1, 4.40%, 04/25/2064 (a)(d)	4,700,000	4,602,047
Banc of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.00%, 01/25/2037 (e)	109,434	58,703
Banc of America Funding Corp.
Series 2007-2, Class 1A16, 4.37% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap)	1,807,682	1,330,127
Series 2007-8, Class 2A1, 7.00%, 10/25/2037 (c)	2,563,348	1,864,624
Series 2007-A, Class 2A2, 4.20% (1 mo. Term SOFR + 0.53%), 02/20/2047, (10.50% Cap)	547,913	499,672
Series 2007-C, Class 7A4, 4.22% (1 mo. Term SOFR + 0.55%), 05/20/2047 (c)	1,433,475	1,364,919
Series 2014-R1, Class A2, 3.56% (1 mo. LIBOR US + 0.15%), 06/26/2037 (d)(f)	3,128,814	2,877,624
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A1, 1.75%, 09/25/2051 (a)(d)	1,637,457	1,504,583
Bayview Financial Acquisition Trust, Series 2005-D, Class APO, 0.00%, 12/28/2035 (e)	106,623	85,829
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 4.44%, 05/26/2036 (a)(d)	2,529,011	1,459,592
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 4.84%, 08/25/2035 (a)	1,029,864	899,915
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 4.77% (1 mo. Term SOFR + 1.11%), 08/25/2035, (5.50% Cap)	1,006,627	580,457
Bellemeade Re Ltd.
Series 2023-1, Class B1, 10.35% (30 day avg SOFR US + 6.70%), 10/25/2033 (d)	538,000	573,573
Series 2024-1, Class M2, 8.25% (30 day avg SOFR US + 4.60%), 08/25/2034 (d)	1,000,000	1,029,892
Series 2025-1, Class B1, 8.70% (30 day avg SOFR US + 5.05%), 10/25/2035 (d)	2,600,000	2,690,756
Series 2025-1, Class M1C, 6.90% (30 day avg SOFR US + 3.25%), 10/25/2035 (d)	1,500,000	1,521,247
Boston Lending Trust, Series 2021-1, Class A, 2.00%, 07/25/2061 (a)(d)	3,343,088	3,005,656
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A2, 1.85%, 04/25/2060 (a)(d)	1,277,021	1,192,766
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060 (d)(g)	4,768,842	4,610,073
Series 2024-NQM8, Class A2, 4.30%, 08/01/2053 (d)(g)	1,716,102	1,682,578
Builder Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1B, 9.00%, 09/25/2029 (d)(g)	10,092,000	10,088,522
Cascade Funding Mortgage Trust, Series 2024-R1, Class M1, 4.00%, 10/25/2054 (d)(g)	1,500,000	1,420,263
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.66%, 02/25/2046 (a)(d)	3,000,000	2,692,815
CC Funding Corp.
Series 2005-4A, Class NIO, 0.41%, 04/25/2037 (a)(b)(d)	13,510,448	182,364
Series 2006-1A, Class A1, 3.92% (1 mo. Term SOFR + 0.26%), 12/25/2046 (c)(d)	2,104,362	1,890,405
Chase Mortgage Finance Corp.
Series 2021-CL1, Class B, 10.15% (30 day avg SOFR US + 6.50%), 02/25/2050 (d)	2,159,000	2,013,060
Series 2021-CL1, Class M3, 5.20% (30 day avg SOFR US + 1.55%), 02/25/2050 (d)	1,834,516	1,802,999
Series 2021-CL1, Class M4, 6.30% (30 day avg SOFR US + 2.65%), 02/25/2050 (d)	1,897,807	1,939,673
Series 2021-CL1, Class M5, 6.90% (30 day avg SOFR US + 3.25%), 02/25/2050 (d)	759,029	679,103
Chaseflex Trust, Series 2005-2, Class 5A6, 5.00%, 06/25/2035	1,306,327	654,340
CIM Trust
Series 2019-J1, Class B5, 3.94%, 08/25/2049 (a)(d)	613,000	426,463
Series 2021-J1, Class B4, 2.66%, 03/25/2051 (a)(d)	1,225,205	627,656
Series 2021-J2, Class B4, 2.67%, 04/25/2051 (a)(d)	1,468,110	795,832
Series 2021-J3, Class B4, 2.61%, 06/25/2051 (a)(d)	1,281,000	636,683
Series 2022-R1, Class M3, 4.00%, 01/25/2061 (a)(d)	7,425,000	5,986,740
Citimortgage Alternative Loan Trust
Series 2006-A4, Class 1A3, 6.00%, 09/25/2036 (c)	2,244,688	2,099,915
Series 2006-A6, Class 1APO, 0.00%, 11/25/2036 (e)	66,793	37,210
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036, (7.50% Cap) (a)(c)	1,532,251	1,366,891
Series 2006-A7, Class 1A9, 4.42% (1 mo. Term SOFR + 0.76%), 12/25/2036, (6.00% Cap) (c)	3,337,377	2,781,326
Series 2007-A3, Class 1A2, 4.37% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap) (c)	1,706,920	1,417,875
Series 2007-A3, Class APO, 0.00%, 03/25/2037 (e)	79,030	40,926
Series 2007-A4, Class APO, 0.00%, 04/25/2037 (e)	65,473	35,247
Series 2007-A5, Class 1A3, 4.27% (1 mo. Term SOFR + 0.61%), 05/25/2037, (6.10% Cap) (c)	2,747,520	2,355,434
CitiMortgage, Inc., Series 2005-2, Class 1APO, 0.00%, 03/25/2035 (e)	26,882	14,104
COLT Funding LLC
Series 2020-2R, Class B1, 4.12%, 10/26/2065 (a)(d)	3,605,000	3,312,497
Series 2021-2, Class B2, 3.94%, 08/25/2066 (a)(d)	5,250,000	4,085,383
Series 2021-3R, Class M1, 2.36%, 12/25/2064 (a)(d)	2,862,000	2,413,697
Series 2021-5, Class B1, 4.19%, 11/26/2066 (a)(d)	4,085,000	3,574,870
Series 2021-HX1, Class B3A, 4.12%, 10/25/2066 (a)(d)	5,510,000	4,133,284
Series 2021-RPL1, Class M2, 3.08%, 09/25/2061 (a)(d)	2,250,000	2,003,962
Series 2022-2, Class B1, 3.94%, 02/25/2067 (a)(d)	1,750,000	1,494,214
Series 2022-3, Class B1, 4.22%, 02/25/2067 (a)(d)	2,362,000	2,082,326
Countrywide Alternative Loan Trust
Series 2005-14, Class 2X, 0.07%, 05/25/2035 (a)(b)	7,881,773	53,060
Series 2005-16, Class X2, 0.00%, 06/25/2035 (a)(b)	12,674,087	127
Series 2005-24, Class 1AX, 0.00%, 07/20/2035 (a)(b)	5,262,994	3,905
Series 2005-27, Class 2X1, 0.00%, 08/25/2035 (a)(b)	15,332,850	153
Series 2005-38, Class X, 4.44%, 09/25/2035 (a)(b)	28,382,358	36,468
Series 2005-41, Class 2X2, 0.00%, 09/25/2035 (a)(b)	3,272,318	6,270
Series 2005-44, Class 1X, 0.02%, 10/25/2035 (a)(b)	16,011,505	33,304
Series 2005-44, Class 2X, 4.80%, 10/25/2035 (a)(b)	1,249,785	226,714
Series 2005-56, Class 4X, 0.00%, 11/25/2035 (a)(b)	17,107,175	141,887
Series 2005-58R, Class A, 0.16%, 12/20/2035 (a)(b)(d)	30,463,667	292,329
Series 2005-59R, Class A, 2.21%, 12/20/2035 (a)(b)(d)	9,052,689	724
Series 2005-J11, Class 1A4, 4.17% (1 mo. Term SOFR + 0.51%), 11/25/2035, (5.50% Cap)	2,500,197	1,147,781
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,341,797	783,440
Series 2006-29T1, Class 2A13, 4.07% (1 mo. Term SOFR + 0.41%), 10/25/2036, (8.00% Cap)	1,970,179	781,267
Series 2006-HY10, Class 1X, 0.48%, 05/25/2036 (a)(b)	2,252,837	43,885
Series 2006-OA1, Class 1X, 0.13%, 03/20/2046 (a)(b)	7,313,132	65,138
Series 2006-OA10, Class XAD, 0.00%, 08/25/2046 (b)(g)	17,546,830	1,102
Series 2006-OA10, Class XNB, 0.00%, 08/25/2046 (a)(b)	16,230,792	162
Series 2006-OA10, Class XPP, 0.00%, 08/25/2046 (a)(b)	10,061,511	101
Series 2006-OA3, Class X, 0.00%, 05/25/2036 (a)(b)	9,380,128	21,405
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-20, Class X, 0.37%, 10/25/2034 (a)(b)	3,869,587	155,434
Series 2004-25, Class 1X, 0.00%, 02/25/2035 (a)(b)	8,462,828	85
Series 2004-29, Class 1X, 0.00%, 02/25/2035 (a)(b)	1,222,611	12
Series 2005-1, Class 1X, 0.00%, 03/25/2035 (a)(b)	2,371,318	100
Series 2005-11, Class 4X, 0.06%, 04/25/2035 (a)(b)	2,887,130	140,670
Series 2005-2, Class 2X, 0.00%, 03/25/2035 (a)(b)	6,114,235	61
Series 2005-7, Class 3A2, 3.40%, 03/25/2035 (a)(c)	2,978,273	2,361,779
Series 2005-7, Class 3X, 0.86%, 03/25/2035 (a)(b)	807,703	30,828
Series 2006-12, Class X, 0.13%, 07/25/2036 (a)(b)	11,580,837	58,464
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	1,880,199	555,741
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.50%, 11/25/2035 (c)	1,942,856	673,238
Credit Suisse Management LLC, Series 2002-18, Class 2A1, 7.50%, 06/25/2032	1,601,620	1,458,024
Credit Suisse Mortgage Capital Certificates
Series 2006-4, Class 1A1, 4.47% (1 mo. Term SOFR + 0.81%), 05/25/2036, (6.00% Cap)	1,621,048	677,682
Series 2014-3R, Class 1A1, 2.47% (1 mo. LIBOR US + 0.45%), 03/27/2036, (7.50% Cap) (d)(f)	391,142	304,628
Series 2014-7R, Class 8A2, 4.16%, 07/27/2037 (a)(d)	2,105,789	1,914,169
Series 2017-RPL3, Class B5, 4.33%, 08/01/2057 (a)(d)	6,255,489	5,779,859
Series 2020-RPL4, Class B3, 3.97%, 01/25/2060 (a)(d)	10,124,150	6,608,498
Series 2020-RPL4, Class B4, 3.97%, 01/25/2060 (a)(d)	10,125,738	5,761,788
Series 2020-RPL4, Class XS, 1.46%, 01/25/2060 (a)(b)(d)	151,233,517	3,701,138
Series 2021-AFC1, Class B1, 3.25%, 03/25/2056 (a)(d)	3,031,450	1,946,467
Series 2021-AFC1, Class B2, 4.26%, 03/25/2056 (a)(d)	1,539,950	1,035,277
Series 2021-INV1, Class AIOS, 0.04%, 07/25/2056 (a)(b)(d)	93,513,458	169,914
Series 2021-INV1, Class AX4, 0.40%, 07/25/2056 (a)(b)(d)	6,242,403	111,851
Series 2021-INV1, Class B3, 3.08%, 07/25/2056 (a)(d)	3,867,383	3,281,138
Series 2021-INV2, Class A11X, 0.50% (-1 x 30 day avg SOFR US + 4.15%), 11/25/2056, (5.00% Cap) (b)(d)(h)	16,858,737	641,682
Series 2021-INV2, Class A15X, 0.50%, 11/25/2056 (a)(b)(d)	10,100,517	294,847
Series 2021-INV2, Class AIOS, 0.04%, 11/25/2056 (a)(b)(d)	272,143,903	641,389
Series 2021-INV2, Class AX4, 0.15%, 11/25/2056 (a)(b)(d)	15,470,294	133,555
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066 (a)(d)	1,000,000	774,484
Series 2021-NQM7, Class B1, 3.72%, 10/25/2066 (a)(d)	5,417,100	4,361,206
Series 2021-NQM8, Class A2, 2.30%, 10/25/2066 (a)(d)	1,283,242	1,137,166
Series 2021-NQM8, Class A3, 2.41%, 10/25/2066 (a)(c)(d)	12,050,633	10,662,676
Series 2021-NQM8, Class B1, 4.21%, 10/25/2066 (a)(d)	4,346,000	3,516,811
Series 2022-ATH1, Class B1, 4.57%, 01/25/2067 (a)(d)	7,220,300	6,754,410
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067 (a)(d)	4,450,000	4,186,516
Series 2022-ATH2, Class B2, 4.98%, 05/25/2067 (a)(d)	7,000,000	6,036,667
Series 2022-NQM5, Class M1, 5.17%, 05/25/2067 (a)(d)	500,000	498,679
Deephaven Residential Mortgage Trust
Series 2021-2, Class B2, 3.93%, 04/25/2066 (a)(d)	6,528,000	5,046,624
Series 2021-2, Class M1, 2.22%, 04/25/2066 (a)(d)	2,500,000	1,940,194
Series 2021-3, Class B2, 4.13%, 08/25/2066 (a)(d)	4,600,000	3,678,435
Series 2022-1, Class B1, 4.26%, 01/25/2067 (a)(d)	5,000,000	4,186,290
Series 2022-1, Class B2, 4.26%, 01/25/2067 (a)(d)	4,628,000	3,615,333
Series 2022-3, Class B1, 5.28%, 07/25/2067 (a)(d)	5,000,000	4,754,585
Series 2025-CES1, Class B2, 7.91%, 10/25/2055 (a)(d)	3,250,000	3,242,193
Deutsche ALT-A Securities, Inc.
Series 2005-5, Class 2A4, 5.50%, 11/25/2035 (c)	3,180,452	1,403,864
Series 2006-AB2, Class A8, 5.73%, 06/25/2036 (a)(c)	2,084,502	1,923,934
Series 2007-AR1, Class A1, 4.01% (1 mo. Term SOFR + 0.35%), 01/25/2047, (10.50% Cap) (c)	4,535,824	4,467,502
Series 2007-AR1, Class A2, 4.13% (1 mo. Term SOFR + 0.47%), 01/25/2047, (10.50% Cap)	787,762	756,078
Series 2007-BAR1, Class A4, 4.25% (1 mo. Term SOFR + 0.59%), 03/25/2037 (c)	83,950,000	6,244,117
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1, Class X2, 0.01%, 09/19/2044 (a)(b)	10,067,101	3,584
Series 2004-AR2, Class C, 0.00%, 11/19/2044 (i)	1,000	1
Series 2004-AR2, Class X2, 0.01%, 11/19/2044 (a)(b)	9,239,965	16,352
Series 2004-AR4, Class X2, 0.00%, 01/19/2045 (a)(b)	8,513,482	511
Series 2005-AR1, Class 1A, 4.32% (1 mo. Term SOFR + 0.65%), 02/19/2045, (10.50% Cap) (c)	14,707,017	11,102,373
Series 2005-AR1, Class C, 0.00%, 02/19/2045 (i)	1,000,000	10,000
Series 2005-AR1, Class X2, 0.00%, 02/19/2045 (a)(b)	14,753,708	17,188
Series 2005-AR2, Class 2A1C, 4.22% (1 mo. Term SOFR + 0.55%), 03/19/2045, (10.50% Cap) (c)	880,861	859,510
Series 2007-AR1, Class 1A1A, 3.92% (1 mo. Term SOFR + 0.25%), 04/19/2047 (c)	28,679,365	23,967,408
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.00%, 03/19/2045	1	0
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.20%, 06/25/2066 (a)(d)	3,320,000	2,477,059
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(d)	2,710,000	1,929,689
Series 2021-3, Class B2, 4.29%, 09/25/2066 (a)(d)	2,910,000	2,176,318
Series 2022-4, Class AIOS, 0.25%, 09/25/2067 (a)(b)(d)	236,772,840	729,734
Series 2022-4, Class B1, 5.84%, 09/25/2067 (a)(d)	4,010,100	3,987,312
Series 2022-4, Class B3, 5.84%, 09/25/2067 (a)(d)	20,696,908	11,066,864
Series 2022-4, Class X, 0.00%, 09/25/2067 (a)(b)(d)	236,772,840	415,063
Series 2024-CES1, Class B3, 8.72%, 01/26/2060 (a)(d)	3,588,553	3,608,313
Series 2024-INV2, Class B3, 7.63%, 10/25/2069 (a)(d)	6,155,807	6,102,510
Series 2024-NQM1, Class B2, 7.47%, 11/25/2069 (a)(d)	2,897,500	2,883,306
Series 2024-NQM1, Class B3, 7.47%, 11/25/2069 (a)(d)	2,739,000	2,687,247
Series 2025-NQM1, Class B3, 7.43%, 01/25/2070 (a)(d)	5,008,000	4,844,479
Series 2026-NQM1, Class B2, 6.88%, 02/25/2071 (a)(d)	3,903,000	3,751,459
Flagstar Mortgage Trust
Series 2018-2, Class B5, 4.00%, 04/25/2048 (a)(d)	2,494,281	2,255,079
Series 2018-6RR, Class B5, 4.90%, 10/25/2048 (a)(d)	2,478,000	2,006,364
Series 2021-1, Class B4, 3.08%, 02/01/2051 (a)(d)	2,504,698	2,003,657
Series 2021-1, Class B5, 3.08%, 02/01/2051 (a)(d)	1,222,000	638,541
Series 2021-10IN, Class B5, 3.49%, 10/25/2051 (a)(d)	1,149,119	943,166
Series 2021-2, Class B4, 2.78%, 04/25/2051 (a)(d)	1,340,188	721,792
Series 2021-2, Class B5, 2.78%, 04/25/2051 (a)(d)	1,343,000	688,878
Series 2021-6INV, Class B5, 3.48%, 08/25/2051 (a)(d)	2,849,760	2,283,271
Series 2021-9INV, Class AX1, 0.45%, 09/25/2041 (a)(b)(d)	164,849,094	1,846,804
Series 2021-9INV, Class B4, 2.95%, 09/25/2041 (a)(d)	405,032	374,799
Series 2021-9INV, Class B5, 2.95%, 09/25/2041 (a)(d)	1,211,408	797,060
GCAT Trust
Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(d)	590,005	506,766
Series 2021-NQM6, Class M1, 3.41%, 08/25/2066 (a)(d)	1,250,000	985,327
Series 2022-NQM1, Class A1A, 4.17%, 02/25/2067 (d)(g)	2,357,619	2,302,725
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.24%, 02/25/2053 (a)(d)	40,636,396	36,618,513
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class X1, 0.16%, 06/25/2045 (a)(b)	10,439,433	73,974
Series 2005-AR3, Class X1, 0.00%, 08/25/2045 (a)(b)	20,239,303	220,669
Series 2005-AR4, Class 4A1A, 4.39% (1 mo. Term SOFR + 0.73%), 10/25/2045, (10.50% Cap)	676,275	631,700
Series 2005-AR4, Class X4, 0.00%, 10/25/2045 (a)(b)	5,811,107	0
Series 2006-AR3, Class 4X, 1.00%, 04/25/2036 (b)	13,257,013	637,408
GS Mortgage Securities Corp.
Series 2014-5R, Class 3B3, 4.09% (1 mo. Term SOFR + 0.26%), 02/26/2037 (d)	5,707,000	5,437,308
Series 2014-5R, Class 3B4, 4.09% (1 mo. Term SOFR + 0.26%), 02/26/2037 (d)	5,709,149	5,249,849
GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class B4, 4.01%, 08/25/2049 (a)(d)	1,500,000	1,198,514
Series 2019-PJ1, Class B5, 4.01%, 08/25/2049 (a)(d)	577,000	411,877
Series 2019-PJ3, Class AIOS, 0.22%, 03/25/2050 (a)(b)(d)	23,702,565	231,787
Series 2020-PJ5, Class B5, 3.25%, 03/27/2051 (a)(d)	1,651,641	1,004,328
Series 2020-PJ6, Class AX1, 0.02%, 05/25/2051 (a)(b)(d)	283,659,191	253,790
Series 2020-PJ6, Class B4, 2.77%, 05/25/2051 (a)(d)	1,657,243	1,362,633
Series 2020-PJ6, Class B5, 2.77%, 05/25/2051 (a)(d)	1,435,831	905,902
Series 2020-RPL1, Class B1, 3.75%, 07/25/2059 (a)(d)	6,323,000	5,307,171
Series 2021-HP1, Class B3, 3.21%, 01/25/2052 (a)(c)(d)	3,379,314	2,881,589
Series 2021-HP1, Class B4, 3.21%, 01/25/2052 (a)(d)	3,388,489	2,844,562
Series 2021-HP1, Class B5, 3.21%, 01/25/2052 (a)(d)	1,360,888	1,124,046
Series 2021-INV1, Class B3, 3.02%, 12/25/2051 (a)(d)	3,822,870	3,239,477
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(d)	771,519	639,182
Series 2021-MM1, Class B3, 2.72%, 04/25/2052 (a)(c)(d)	2,356,833	1,996,415
Series 2021-MM1, Class B4, 2.72%, 04/25/2052 (a)(d)	1,523,773	780,181
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(d)	1,666,534	1,551,065
Series 2021-PJ1, Class B4, 2.74%, 06/25/2051 (a)(d)	2,153,028	1,590,806
Series 2021-PJ1, Class B5, 2.74%, 06/25/2051 (a)(d)	1,039,000	536,647
Series 2021-PJ11, Class A2, 2.50%, 04/25/2052 (a)(d)	1,121,936	931,646
Series 2021-PJ11, Class B4, 2.85%, 04/25/2052 (a)(d)	1,300,000	687,340
Series 2021-PJ3, Class B4, 2.65%, 08/25/2051 (a)(d)	1,150,920	931,352
Series 2021-PJ3, Class B5, 2.65%, 08/25/2051 (a)(d)	1,164,092	712,628
Series 2021-PJ4, Class AX1, 0.01%, 09/25/2051 (a)(b)(d)	405,360,242	140,255
Series 2021-PJ4, Class B4, 2.61%, 09/25/2051 (a)(d)	2,449,662	1,411,804
Series 2021-PJ5, Class B4, 2.58%, 10/25/2051 (a)(d)	3,416,955	2,325,480
Series 2021-PJ6, Class AX1, 0.02%, 11/25/2051 (a)(b)(d)	706,948,897	728,864
Series 2021-PJ6, Class B4, 2.68%, 11/25/2051 (a)(c)(d)	5,073,601	4,053,508
Series 2021-PJ7, Class B4, 2.72%, 01/25/2052 (a)(c)(d)	6,996,378	5,606,736
Series 2021-PJ8, Class B4, 2.76%, 01/25/2052 (a)(d)	3,558,455	2,646,252
Series 2021-PJ8, Class B5, 2.76%, 01/25/2052 (a)(d)	1,237,000	639,522
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052 (a)(d)	1,500,000	942,728
Series 2021-PJ9, Class B4, 2.92%, 02/26/2052 (a)(d)	3,101,365	2,535,983
Series 2021-PJ9, Class B5, 2.92%, 02/26/2052 (a)(d)	1,167,824	838,821
Series 2022-GR1, Class B4, 3.19%, 06/25/2052 (a)(d)	3,535,106	2,878,290
Series 2022-GR1, Class B5, 3.19%, 06/25/2052 (a)(d)	1,109,908	864,748
Series 2022-LTV1, Class A15X, 0.50% (-1 x 30 day avg SOFR US + 4.15%), 06/25/2052, (5.00% Cap) (b)(d)(h)	11,746,475	445,238
Series 2022-LTV1, Class B2, 3.24%, 06/25/2052 (a)(c)(d)	4,447,284	3,727,035
Series 2022-LTV1, Class B4, 3.24%, 06/25/2052 (a)(d)	4,589,987	3,737,709
Series 2022-LTV1, Class B5, 3.24%, 06/25/2052 (a)(d)	717,129	552,856
Series 2022-PJ3, Class A4, 2.50%, 08/25/2052 (a)(d)	3,772,934	3,116,357
Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (a)(d)	1,436,545	1,449,501
Series 2024-HE1, Class B2, 7.65% (30 day avg SOFR US + 4.00%), 08/25/2054 (d)	2,947,000	2,970,894
Series 2024-PJ3, Class B4, 5.77%, 08/25/2054 (a)(d)	2,340,000	1,998,051
Series 2024-PJ5, Class B4, 6.90%, 09/25/2054 (a)(d)	1,613,000	1,539,171
Series 2024-PJ6, Class B4, 6.68%, 10/25/2054 (a)(d)	1,584,000	1,469,973
Series 2024-PJ8, Class B4, 6.79%, 02/25/2055 (a)(d)	1,734,000	1,593,402
Series 2024-RPL2, Class M1, 4.11%, 07/25/2061 (a)(d)	5,000,000	4,760,210
Series 2024-RPL4, Class M1, 4.00%, 09/25/2061 (a)(d)	3,500,000	3,367,752
GSAA Trust
Series 2005-14, Class 2A3, 4.47% (1 mo. Term SOFR + 0.81%), 12/25/2035 (c)	1,613,357	1,470,243
Series 2007-2, Class AV1, 3.85% (1 mo. Term SOFR + 0.19%), 03/25/2037	3,237,625	576,734
Series 2007-5, Class 2A1A, 4.01% (1 mo. Term SOFR + 0.35%), 04/25/2047 (c)	1,096,915	1,029,112
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 4.10% (1 mo. Term SOFR + 0.44%), 07/25/2035, (7.25% Cap)	1,147,801	1,015,650
Harborview Mortgage Loan Trust
Series 2004-11, Class X1, 0.00%, 01/19/2035 (a)(b)	6,366,717	64
Series 2004-7, Class X1, 0.50%, 11/19/2034 (a)(b)	845,435	12,549
Series 2004-9, Class 4A2, 4.56% (1 mo. Term SOFR + 0.89%), 12/19/2034 (c)	1,358,410	1,184,207
Series 2005-1, Class X, 0.00%, 03/19/2035 (a)(b)	4,093,214	5,964
Series 2005-10, Class X, 0.00%, 11/19/2035 (a)(b)	19,356,700	194
Series 2005-11, Class X, 0.00%, 08/19/2045 (a)(b)	6,109,773	61
Series 2005-12, Class X2B, 0.11%, 10/19/2035 (a)(b)	6,824,101	68
Series 2005-13, Class X, 0.00%, 02/19/2036 (a)(b)	9,477,565	95
Series 2005-3, Class X2, 0.04%, 06/19/2035 (a)(b)	26,345,718	263
Series 2005-8, Class 2XA1, 0.04%, 09/19/2035 (a)(b)	20,812,045	208
Series 2006-14, Class 2A1A, 4.08% (1 mo. Term SOFR + 0.41%), 01/25/2047 (c)	13,938,861	13,338,210
Series 2007-6, Class 2A1A, 3.97% (1 mo. Term SOFR + 0.30%), 08/19/2037, (10.50% Cap)	1,340,746	1,213,424
Helios Loan Funding Trust, 9.99%, 12/29/2053 (a)	65,378,144	69,265,659
Home RE Ltd., Series 2026-1, Class B1, 7.85% (30 day avg SOFR US + 4.20%), 01/25/2036 (d)	1,500,000	1,529,037
Homebanc Mortgage Trust, Series 2004-2, Class A2, 4.67% (1 mo. Term SOFR + 1.01%), 12/25/2034, (11.50% Cap)	675,663	649,861
Impac Secured Assets CMN Owner Trust, Series 2006-2, Class 1A2C, 4.33% (1 mo. Term SOFR + 0.67%), 08/25/2036, (11.50% Cap) (c)	2,679,927	2,418,354
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class B2, 4.36%, 06/25/2056 (a)(d)	2,570,000	2,135,670
Series 2021-NQM4, Class B2, 4.10%, 01/25/2057 (a)(d)	2,500,000	1,908,154
Series 2022-NQM1, Class B2, 4.08%, 02/25/2067 (a)(d)	7,250,000	5,285,994
Indymac Index Mortgage Loan Trust
Series 2004-AR12, Class AX2, 0.00%, 12/25/2034 (a)(b)	1,301,183	13
Series 2005-16IP, Class AX, 0.00%, 07/25/2045 (a)(b)	8,773,306	3,966
Series 2005-AR10, Class AX, 0.00%, 06/25/2035 (a)(b)	21,561,727	216
Series 2005-AR12, Class AX2, 0.00%, 07/25/2035 (a)(b)	35,005,768	350
Series 2005-AR14, Class 2X, 0.01%, 07/25/2035 (a)(b)	16,121,382	12,639
Series 2005-AR2, Class AX2, 0.00%, 02/25/2035 (a)(b)	8,094,863	0
Series 2005-AR4, Class AX2, 0.00%, 03/25/2035 (a)(b)	10,001,157	117,534
Series 2005-AR8, Class AX2, 0.00%, 05/25/2035 (a)(b)	13,404,456	134
Series 2006-AR25, Class 5A1, 3.62%, 09/25/2036 (a)(c)	3,533,349	2,777,619
Series 2007-AR9, Class 2A1, 3.74%, 04/25/2037 (a)(c)	2,652,273	1,538,361
JP Morgan Chase Commercial Mortgage Securities
Series 2019-LTV1, Class B4, 4.58%, 06/25/2049 (a)(d)	3,214,445	3,068,387
Series 2019-LTV1, Class B5, 4.58%, 06/25/2049 (a)(d)	1,752,008	1,443,649
JP Morgan Mortgage Trust
Series 2005-ALT1, Class 2A1, 5.21%, 10/25/2035 (a)(c)	4,012,657	2,597,409
Series 2006-A6, Class 1A4L, 3.91%, 10/25/2036 (a)	1,243,149	865,250
Series 2007-A4, Class 3A3, 4.82%, 06/25/2037 (a)	1,045,260	779,941
Series 2019-7, Class AX1, 0.00%, 02/25/2050 (a)(b)(d)	16,709,227	167
Series 2019-7, Class B4, 3.97%, 02/25/2050 (a)(d)	2,603,553	2,141,475
Series 2019-7, Class B5, 3.97%, 02/25/2050 (a)(d)	1,199,000	848,112
Series 2019-8, Class AX1, 0.13%, 03/25/2050 (a)(b)(d)	36,354,951	129,227
Series 2019-9, Class B5, 3.80%, 05/25/2050 (a)(d)	2,286,172	2,049,517
Series 2019-LTV3, Class B5, 4.36%, 03/25/2050 (a)(d)	1,597,855	1,451,065
Series 2020-1, Class B5, 3.81%, 06/25/2050 (a)(d)	1,953,643	1,678,180
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(d)	187,796	168,519
Series 2020-3, Class B5, 3.83%, 08/25/2050 (a)(d)	1,490,677	1,318,039
Series 2020-5, Class B5, 3.57%, 12/25/2050 (a)(d)	1,602,854	1,258,239
Series 2020-LTV1, Class B5, 4.23%, 06/25/2050 (a)(d)	2,569,951	2,324,345
Series 2020-LTV2, Class B5, 4.00%, 11/25/2050 (a)(d)	2,845,816	2,476,560
Series 2021-10, Class B5, 2.83%, 12/25/2051 (a)(d)	2,241,160	1,529,256
Series 2021-13, Class A5, 2.50%, 04/25/2052 (a)(d)	1,500,000	1,030,195
Series 2021-15, Class B3, 3.11%, 06/25/2052 (a)(c)(d)	8,260,217	6,904,162
Series 2021-15, Class B4, 3.11%, 06/25/2052 (a)(d)	4,805,633	3,968,564
Series 2021-3, Class B4, 2.94%, 07/25/2051 (a)(d)	1,921,642	1,553,780
Series 2021-6, Class B4, 2.83%, 10/25/2051 (a)(d)	3,432,871	2,735,978
Series 2021-7, Class B4, 2.80%, 11/25/2051 (a)(d)	1,683,185	1,345,944
Series 2021-7, Class B5, 2.80%, 11/25/2051 (a)(d)	1,683,185	955,196
Series 2021-8, Class B4, 2.84%, 12/25/2051 (a)(d)	2,870,476	2,305,653
Series 2021-INV6, Class A5A, 2.50%, 04/25/2052 (a)(d)	988,492	814,618
Series 2022-1, Class B4, 3.08%, 07/25/2052 (a)(c)(d)	13,576,625	10,860,970
Series 2023-6, Class AX1, 0.20%, 12/26/2053 (a)(b)(d)	102,707,616	188,160
Series 2023-6, Class B4, 6.07%, 12/26/2053 (a)(d)	1,529,467	1,327,407
Series 2023-7, Class B4, 6.12%, 02/25/2054 (a)(d)	1,035,500	874,745
Series 2023-8, Class B4, 6.09%, 02/25/2054 (a)(d)	2,984,551	2,653,101
Series 2023-9, Class B4, 6.26%, 04/25/2054 (a)(d)	2,929,473	2,749,796
Series 2024-10, Class A11X, 2.60% (-1 x 30 day avg SOFR US + 6.25%), 03/25/2055, (7.50% Cap) (b)(d)(h)	80,924,263	3,012,729
Series 2024-10, Class B6, 6.57%, 03/25/2055 (a)(d)	2,843,931	1,917,350
Series 2024-4, Class B4, 7.05%, 10/25/2054 (a)(d)	2,962,489	2,977,506
Series 2024-5, Class A11X, 3.10% (-1 x 30 day avg SOFR US + 6.75%), 11/25/2054, (8.00% Cap) (b)(d)(h)	65,176,757	3,122,749
Series 2024-5, Class B4, 6.90%, 11/25/2054 (a)(d)	2,578,493	2,591,298
Series 2024-5, Class B5, 6.90%, 11/25/2054 (a)(d)	2,366,000	2,019,002
Series 2024-6, Class B4, 6.88%, 12/25/2054 (a)(d)	2,512,639	2,384,663
Series 2024-6, Class B5, 6.88%, 12/25/2054 (a)(d)	1,795,000	1,502,244
Series 2024-8, Class B4, 6.92%, 01/25/2055 (a)(d)	2,611,000	2,413,601
Series 2024-9, Class B4, 6.96%, 02/25/2055 (a)(d)	3,272,524	3,186,041
Series 2024-9, Class B6, 6.96%, 02/25/2055 (a)(d)	2,388,119	1,603,746
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050 (a)(d)	2,776,727	2,420,117
JP Morgan Chase Bank NA
Series 2019-CL1, Class M2, 5.47% (1 mo. Term SOFR + 1.81%), 04/25/2047 (d)	3,172,988	3,216,401
Series 2019-CL1, Class M4, 6.37% (1 mo. Term SOFR + 2.71%), 04/25/2047 (d)	1,174,739	1,208,748
Series 2020-CL1, Class B, 13.77% (1 mo. Term SOFR + 10.11%), 10/25/2057 (d)	6,690,285	7,017,942
Series 2020-CL1, Class M2, 6.27% (1 mo. Term SOFR + 2.61%), 10/25/2057 (d)	2,397,308	2,508,143
Series 2020-CL1, Class M4, 8.12% (1 mo. Term SOFR + 4.46%), 10/25/2057 (d)	766,512	829,740
Series 2020-CL1, Class M5, 9.37% (1 mo. Term SOFR + 5.71%), 10/25/2057 (d)	1,472,206	1,529,880
Series 2021-CL1, Class B, 10.55% (30 day avg SOFR US + 6.90%), 03/25/2051 (d)	1,150,672	1,125,250
Series 2021-CL1, Class M5, 7.50% (30 day avg SOFR US + 3.85%), 03/25/2051 (d)	344,986	348,447
Lake Summit Mortgage Trust, 8.67%, 08/15/2049 (a)	2,026,536	2,006,374
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.00%, 10/25/2037 (e)	8,403	7,108
Lehman XS Trust
Series 2005-3, Class 3A3A, 4.65%, 09/25/2035 (g)	1,463,940	1,277,720
Series 2007-12N, Class 1A3A, 4.17% (1 mo. Term SOFR + 0.51%), 07/25/2047	1,100,961	1,110,780
Series 2007-7N, Class 1A1A, 4.21% (1 mo. Term SOFR + 0.55%), 06/25/2047	2,193,857	2,101,660
Series 2007-9, Class WFIO, 0.55%, 04/25/2037 (b)	12,138,839	121
Luminent Mortgage Trust
Series 2006-1, Class X, 0.05%, 04/25/2036 (a)(b)	19,933,095	71,161
Series 2006-2, Class X, 0.00%, 02/25/2046 (a)(b)	28,213,086	282
Series 2006-5, Class X, 0.00%, 07/25/2036 (a)(b)	23,413,334	234
Mastr Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.34%, 09/25/2035 (a)	816,713	760,039
MASTR Alternative Loans Trust
Series 2004-6, Class 30PO, 0.00%, 07/25/2034 (e)	69,231	55,467
Series 2007-1, Class 15PO, 0.00%, 05/25/2026 (e)	2,913	0
Series 2007-HF1, Class 4A1, 7.00%, 10/25/2047 (c)	9,521,015	3,728,999
MASTR Asset Securitization Trust
Series 2005-2, Class PO, 0.00%, 11/25/2035 (e)	9,603	6,407
Series 2007-1, Class AP, 0.00%, 11/25/2037 (e)	403	0
Mello Mortgage Capital Acceptance
Series 2018-MTG1, Class B4, 3.66%, 03/25/2048 (a)(d)	1,799,000	1,350,218
Series 2018-MTG1, Class B5, 3.66%, 03/25/2048 (a)(d)	1,499,000	1,066,837
Series 2021-INV4, Class B5, 3.20%, 12/25/2051 (a)(d)	1,113,294	905,733
Series 2021-MTG1, Class B4, 2.65%, 04/25/2051 (a)(d)	999,090	798,236
Series 2021-MTG1, Class B5, 2.65%, 04/25/2051 (a)(d)	499,110	279,873
Series 2021-MTG2, Class B4, 2.67%, 06/25/2051 (a)(d)	1,528,631	1,146,904
Series 2021-MTG3, Class B5, 2.89%, 07/01/2051 (a)(d)	488,000	229,752
Merrill Lynch Mortgage Investors, Inc.
Series 2003-OPT1, Class M3, 6.24% (1 mo. Term SOFR + 2.59%), 07/25/2034	1,558,243	1,311,136
Series 2006-AF1, Class AF2A, 6.25%, 08/25/2036	1,595,047	559,232
MFRA Trust
Series 2021-INV2, Class B1, 4.39%, 11/25/2056 (a)(c)(d)	4,000,000	3,473,622
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060 (a)(d)	4,106,000	3,506,172
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060 (a)(d)	4,500,000	3,842,474
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR, Class 1AX, 1.05%, 03/25/2036 (a)(b)	12,620,542	365,731
Series 2006-5AR, Class AX, 0.48%, 04/25/2036 (a)(b)	12,974,347	67,194
Morgan Stanley Reremic Trust, Series 2015-R4, Class CB3, 4.04%, 08/26/2047 (a)(d)	1,010,309	865,970
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1, Class B4, 2.95%, 03/25/2051 (a)(d)	735,640	420,984
Series 2021-1, Class B5, 2.95%, 03/25/2051 (a)(d)	988,000	519,275
Series 2021-3, Class B4, 2.78%, 06/25/2051 (a)(d)	1,093,000	563,278
Series 2021-4, Class B4, 2.92%, 07/25/2051 (a)(d)	1,240,000	662,317
Series 2021-5, Class B4, 2.97%, 08/25/2051 (a)(d)	1,907,849	1,120,235
Series 2025-SPL1, Class B1, 4.25%, 02/25/2065 (d)(g)	3,410,000	3,047,920
MortgageIT Trust, Series 2006-1, Class 1X, 0.04%, 04/25/2036 (a)(b)	6,374,558	0
New Residential Mortgage Loan Trust
Series 2017-2A, Class B4, 5.16%, 03/25/2057 (a)(d)	2,015,204	1,941,687
Series 2018-2A, Class B6, 5.16%, 02/25/2058 (a)(d)	1,181,795	949,621
Series 2019-2A, Class B6, 4.69%, 12/25/2057 (a)(d)	4,989,122	3,837,167
Series 2019-6A, Class B5IA, 1.75%, 09/25/2059 (a)(b)(d)	11,448,829	861,560
Series 2021-NQM3, Class B2, 4.05%, 11/27/2056 (a)(d)	2,729,000	2,268,138
Series 2025-NQM2, Class B3, 7.26%, 04/25/2065 (a)(d)	11,758,000	10,358,763
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.48% (1 mo. Term SOFR + 0.27%), 03/26/2037 (d)	3,224,846	2,624,900
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.97%, 10/25/2051 (a)(d)	1,715,000	932,716
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(d)	1,450,509	1,204,019
Series 2021-J3, Class A7, 2.50%, 10/25/2051 (a)(d)	2,500,000	1,747,407
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (a)(d)	785,938	701,764
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(d)	1,663,043	1,388,293
Series 2021-NQM4, Class A2, 2.16%, 10/25/2061 (a)(d)	1,685,525	1,460,546
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.00%, 02/25/2037 (e)	9,735	7,860
Point Securitization Trust
Series 2025-2, Class A1, 5.75%, 10/25/2055 (d)(g)	3,243,014	3,220,381
Series 2025-2, Class B1, 7.00%, 10/25/2055 (d)(g)	1,500,000	1,323,863
Series 2026-1, Class A1, 5.25%, 02/25/2056 (d)(g)	2,000,000	1,965,811
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class M2, 4.00%, 07/25/2069 (d)(g)	4,000,000	3,704,717
Series 2025-RPL2, Class M1, 4.00%, 08/25/2064 (d)(g)	2,754,000	2,620,614
Series 2025-RPL4, Class M2, 4.00%, 03/25/2065 (d)(g)	5,500,000	4,955,712
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (d)	800,000	781,023
PRPM LLC
Series 2024-RPL4, Class A3, 4.00%, 12/25/2054 (d)(g)	2,936,000	2,826,169
Series 2025-RCF4, Class M2, 4.50%, 08/25/2055 (d)(g)	2,000,000	1,860,376
Radnor RE Ltd.
Series 2024-1, Class M1C, 7.15% (30 day avg SOFR US + 3.50%), 09/25/2034 (d)	500,000	505,866
Series 2024-1, Class M2, 7.65% (30 day avg SOFR US + 4.00%), 09/25/2034 (d)	1,500,000	1,534,836
RALI Trust
Series 2005-QA13, Class 2A1, 5.15%, 12/25/2035 (a)(c)	2,864,421	2,529,868
Series 2005-QS13, Class AP, 0.00%, 09/25/2035 (e)	159,001	91,829
Series 2005-QS17, Class A1, 6.00%, 12/25/2035 (c)	1,338,026	1,172,453
Series 2005-QS17, Class AP, 0.00%, 12/25/2035 (e)	208,377	133,023
Series 2006-QA7, Class 2A1, 4.14% (1 mo. Term SOFR + 0.48%), 08/25/2036 (c)	4,084,789	3,792,867
Series 2006-QA9, Class A1, 4.13% (1 mo. Term SOFR + 0.47%), 11/25/2036, (11.00% Cap)	1,264,301	627,596
Series 2006-QS11, Class 1A2, 6.00%, 08/25/2036 (c)	1,494,882	1,221,805
Series 2006-QS11, Class 1A8, 6.00%, 08/25/2036 (c)	1,489,350	1,217,284
Series 2006-QS12, Class AP, 0.00%, 09/25/2036 (e)	65,144	41,281
Series 2006-QS14, Class A15, 4.07% (1 mo. Term SOFR + 0.41%), 11/25/2036, (7.50% Cap)	1,129,161	823,964
Series 2006-QS15, Class A5, 6.50%, 10/25/2036	780,758	689,489
Series 2006-QS15, Class AP, 0.00%, 10/25/2036 (e)	84,425	35,506
Series 2006-QS16, Class AP, 0.00%, 11/25/2036 (e)	89,710	39,299
Series 2006-QS3, Class 1A1, 4.47% (1 mo. Term SOFR + 0.81%), 03/25/2036, (5.50% Cap) (c)	1,924,774	1,654,562
Series 2006-QS3, Class 1A8, 4.17% (1 mo. Term SOFR + 0.51%), 03/25/2036, (6.00% Cap)	1,038,442	881,513
Series 2006-QS5, Class AP, 0.00%, 05/25/2036 (e)	24,617	15,249
Series 2006-QS9, Class 1AP, 0.00%, 07/25/2036 (e)	14,566	7,770
Series 2006-QS9, Class 2AP, 0.00%, 07/25/2036 (e)	14,951	0
Series 2007-QA2, Class A3, 4.07% (1 mo. Term SOFR + 0.41%), 02/25/2037, (14.00% Cap) (c)	4,091,552	3,789,226
Series 2007-QS1, Class 1AP, 0.00%, 01/25/2037 (e)	13,936	11,740
Series 2007-QS3, Class AP, 0.00%, 02/25/2037 (e)	311,437	140,093
Series 2007-QS4, Class 4A3, 0.00%, 03/25/2037 (e)	487,350	0
Series 2007-QS5, Class AP, 0.00%, 03/25/2037 (e)	145,266	69,115
Series 2007-QS6, Class AP, 0.00%, 04/25/2037 (e)	250,952	125,937
Series 2007-QS9, Class AP, 0.00%, 07/25/2037 (e)	710,599	327,017
Rate Mortgage Trust
Series 2021-HB1, Class B4, 2.70%, 12/25/2051 (a)(d)	2,382,961	1,674,643
Series 2021-J1, Class B4, 2.70%, 07/25/2051 (a)(d)	1,291,000	657,045
Series 2022-J1, Class B4, 2.75%, 01/25/2052 (a)(d)	3,371,219	1,954,461
Series 2024-J2, Class B5, 6.42%, 07/25/2054 (a)(d)	927,000	696,975
Series 2024-J3, Class B4, 6.38%, 10/25/2054 (a)(d)	747,000	628,233
Series 2024-J3, Class B5, 6.38%, 10/25/2054 (a)(d)	935,000	699,108
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.75%, 09/26/2035 (a)(d)	1,120,818	994,097
RCKT Mortgage Trust
Series 2021-2, Class B4, 2.56%, 06/25/2051 (a)(d)	2,324,986	1,643,663
Series 2021-2, Class B5, 2.56%, 06/25/2051 (a)(d)	1,566,000	770,697
Series 2021-5, Class A1, 2.50%, 11/25/2051 (a)(c)(d)	5,252,787	4,418,650
Series 2022-1, Class B3, 2.75%, 01/25/2052 (a)(c)(d)	9,256,925	7,305,973
Series 2022-1, Class B4, 2.75%, 01/25/2052 (a)(d)	5,197,193	3,881,960
Series 2022-1, Class B5, 2.75%, 01/25/2052 (a)(d)	2,245,000	1,041,296
Residential Asset Securitization Trust
Series 2005-A11, Class 1A1, 4.22% (1 mo. Term SOFR + 0.56%), 10/25/2035, (5.50% Cap)	1,451,294	790,831
Series 2005-A11, Class 1A3, 5.50%, 10/25/2035	1,313,697	797,231
Series 2005-A11, Class PO, 0.00%, 10/25/2035 (e)	513,902	125,199
Series 2006-A2, Class A5, 4.47% (1 mo. Term SOFR + 0.81%), 01/25/2046, (6.00% Cap)	1,848,823	497,311
Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	3,943,420	1,022,708
Series 2007-A8, Class 1A1, 6.00%, 08/25/2037	3,786,751	1,630,698
RFMSI Trust
Series 2005-S7, Class AP, 0.00%, 11/25/2035 (e)	10,576	4,678
Series 2006-S10, Class 1AP, 0.00%, 10/25/2036 (e)	10,714	4,466
Series 2006-S4, Class AP, 0.00%, 04/25/2036 (e)	101,029	66,531
Series 2006-S5, Class A4, 0.00%, 06/25/2036 (e)	24,109	12,867
Series 2007-S5, Class AP, 0.00%, 05/25/2037 (e)	156,305	63,278
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050 (a)(d)	1,539,149	1,505,605
Series 2020-SEQ1, Class C, 0.00%, 05/25/2050 (a)(b)(d)	26,202,262	5,083,999
Series 2021-FIG2, Class M1, 4.25%, 10/25/2051 (a)(d)	1,449,524	1,468,934
Series 2021-FIG2, Class M2, 6.00%, 10/25/2051 (a)(d)	1,159,619	1,167,844
Series 2021-MF1, Class A1, 3.81%, 11/25/2029 (a)(d)	6,884,819	6,601,963
Series 2022-SEQ2, Class B1, 5.50%, 02/25/2052 (a)(d)	3,153,250	2,877,990
Series 2022-SEQ2, Class B2, 6.00%, 02/25/2052 (a)(d)	2,011,000	1,822,059
Series 2022-SEQ2, Class B3, 7.34%, 02/25/2052 (a)(d)	2,211,115	2,075,488
Series 2022-SEQ2, Class CERT, 0.00%, 02/25/2052 (d)	38,061,600	35,737,863
Series 2022-SEQ2, Class M1, 5.00%, 02/25/2052 (a)(d)	5,213,750	4,886,702
Series 2022-SEQ2, Class XS, 0.00%, 02/25/2052 (a)(b)(d)	85,254,154	1,033,366
Series 2022-SG2, Class A, 8.00%, 05/15/2052 (d)(g)	15,000,000	15,592,305
Series 2025-LOC5, Class B1, 7.40% (1 mo. Term SOFR + 3.75%), 10/25/2055 (d)	3,029,000	3,043,447
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030 (d)(g)	5,019,378	5,056,989
Series 2026-HB1, Class A1X, 1.00%, 04/25/2056 (a)(b)(d)	122,801,719	2,006,212
Series 2026-HB1, Class B1, 7.10% (1 mo. Term SOFR + 3.45%), 04/25/2056 (d)	2,800,000	2,807,386
Series 2026-HB1, Class B2, 8.20% (1 mo. Term SOFR + 4.55%), 04/25/2056 (d)	5,935,000	5,858,967
Sequoia Mortgage Trust
Series 2005-2, Class XA, 0.00%, 03/20/2035 (a)(b)	2,555,371	0
Series 2007-1, Class 5A1, 3.89%, 10/20/2046 (a)(c)	1,530,920	1,076,477
Series 2021-1, Class B4, 2.66%, 03/25/2051 (a)(d)	2,284,044	1,400,914
Series 2023-4, Class A10, 5.69%, 11/25/2053 (a)(d)	297,276	296,866
Series 2023-5, Class B4, 5.57%, 12/25/2053 (a)(d)	1,191,000	983,219
Series 2024-8, Class B4, 6.59%, 09/25/2054 (a)(d)	2,792,010	2,731,111
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(d)	425,483	399,468
Series 2021-2, Class A2, 1.94%, 12/25/2061 (a)(d)	1,476,854	1,276,012
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.84%, 07/25/2043 (a)(d)	782,566	685,892
Starwood Mortgage Residential Trust
Series 2021-1, Class B1, 3.52%, 05/25/2065 (a)(d)	2,743,000	2,435,650
Series 2021-2, Class A3, 1.43%, 05/25/2065 (a)(d)	76,734	73,499
Series 2021-3, Class B2, 4.10%, 06/25/2056 (a)(d)	2,902,000	2,309,731
Series 2021-3, Class M1, 2.49%, 06/25/2056 (a)(c)(d)	5,170,000	4,056,149
Series 2021-5, Class A3, 2.44%, 09/25/2066 (a)(c)(d)	6,385,646	5,580,498
Series 2021-6, Class B2, 3.94%, 11/25/2066 (a)(d)	3,921,000	2,895,866
Series 2022-3, Class A3, 4.16%, 03/25/2067 (a)(d)	2,112,895	1,996,613
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class X, 0.00%, 03/19/2034 (a)(b)	2,824,149	28
Series 2004-AR7, Class X, 0.59%, 04/19/2035 (a)(b)	4,677,232	28,157
Series 2005-AR2, Class 1X, 0.12%, 05/25/2045 (a)(b)	6,092,217	5,002
Series 2005-AR3, Class 1X, 0.01%, 08/25/2035 (a)(b)	7,912,259	12,501
Series 2006-AR5, Class 1X, 0.00%, 05/25/2046 (a)(b)	9,738,534	8,619
Series 2006-AR5, Class 4X, 0.00%, 05/25/2046 (a)(b)	34,634,882	8,389
Series 2006-AR7, Class X, 0.90%, 08/25/2036 (b)	20,588,477	718,754
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 0.06%, 01/25/2037 (a)(b)(d)	20,552,127	278,884
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.25%, 10/25/2057 (a)(d)	4,500,000	3,364,317
Series 2018-5, Class B3, 3.47%, 07/25/2058 (a)(d)	3,000,000	2,098,356
Series 2019-1, Class B2, 3.77%, 03/25/2058 (a)(d)	3,000,000	2,373,302
Series 2019-HY2, Class B3, 6.02% (1 mo. Term SOFR + 2.36%), 05/25/2058 (d)	2,294,000	2,287,718
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(d)	2,548,781	2,382,647
Series 2024-3, Class M2, 4.98%, 07/25/2065 (a)(d)	1,695,000	1,560,768
Series 2024-4, Class A2, 4.53%, 10/27/2064 (a)(d)	2,897,000	2,781,983
Series 2024-4, Class M1, 4.53%, 10/27/2064 (a)(d)	4,966,000	4,580,071
Triangle Re Ltd., Series 2023-1, Class M1A, 7.05% (30 day avg SOFR US + 3.40%), 11/25/2033 (d)	1,176,424	1,183,424
Unlock Hea Trust
Series 2023-1, Class A, 7.00%, 10/25/2038 (d)	1,556,783	1,563,320
Series 2023-1, Class B, 7.00%, 10/25/2038 (d)	16,450,000	16,299,614
Series 2025-2, Class B, 7.25%, 11/25/2041 (d)	4,890,000	4,766,388
Series 2025-2, Class C, 6.00%, 11/25/2041 (d)	500,000	403,004
UWM Mortgage Trust
Series 2021-INV1, Class B5, 3.15%, 08/25/2051 (a)(d)	1,505,867	1,223,209
Series 2021-INV2, Class B5, 3.23%, 09/25/2051 (a)(d)	1,979,474	1,617,631
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066 (a)(d)	1,750,000	1,376,421
Series 2021-3, Class B2, 3.96%, 06/25/2066 (a)(d)	2,270,000	1,771,259
Series 2021-3, Class M1, 2.40%, 06/25/2066 (a)(d)	2,500,000	2,067,485
Series 2021-4, Class A3, 1.35%, 07/25/2066 (a)(d)	1,315,640	1,133,131
Series 2022-2, Class B1, 4.25%, 02/25/2067 (a)(d)	6,743,650	5,588,043
Series 2022-3, Class B2, 4.04%, 02/25/2067 (a)(d)	5,296,000	4,039,370
Series 2022-3, Class M1, 4.04%, 02/25/2067 (a)(d)	2,500,000	2,154,472
Vista Point Securitization Trust
Series 2025-CES2, Class B2, 8.15%, 08/25/2055 (a)(d)	3,250,000	3,263,810
Series 2025-CES3, Class B2, 7.88%, 11/25/2055 (a)(d)	2,000,000	2,000,431
Series 2026-CES1, Class B2, 7.86%, 02/25/2056 (a)(d)	5,608,000	5,544,450
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2003-MS7, Class P, 0.00%, 03/25/2033 (e)	177	140
Series 2004-AR10, Class X, 0.02%, 07/25/2044 (a)(b)	6,269,712	34
Series 2005-5, Class CB11, 5.17% (1 mo. Term SOFR + 1.51%), 07/25/2035, (6.00% Cap) (c)	2,393,192	2,198,291
Series 2005-AR6, Class X, 0.00%, 04/25/2045 (a)(b)	12,208,376	34,635
Series 2006-AR8, Class 3X1, 0.03%, 10/25/2046 (a)(b)	10,043,765	123,448
Series 2007-OA4, Class 1XPP, 0.00%, 05/25/2047 (a)(b)	50,851,799	13,781
Series 2007-OA4, Class XPPP, 0.01%, 04/25/2047 (a)(b)	16,984,027	53,432
Series 2007-OA5, Class 1XPP, 0.00%, 06/25/2047 (a)(b)	48,667,525	3,212
Wells Fargo Mortgage Backed Securities Trust
Series 2007-17, Class APO, 0.00%, 01/25/2038 (e)	14,176	9,038
Series 2019-3, Class B4, 3.73%, 07/25/2049 (a)(d)	1,627,000	1,132,516
Series 2019-4, Class B4, 3.51%, 09/25/2049 (a)(d)	2,124,000	1,377,119
Series 2021-1, Class B4, 2.70%, 12/25/2050 (a)(d)	1,818,000	974,203
Series 2021-1, Class B5, 2.70%, 12/25/2050 (a)(d)	1,011,000	517,998
Series 2022-1, Class B4, 2.97%, 08/25/2051 (a)(d)	1,443,253	1,147,014
Series 2022-1, Class B5, 2.97%, 08/25/2051 (a)(d)	1,158,000	554,794
Western Alliance Bancorp
Series 2021-CL2, Class B, 12.15% (30 day avg SOFR US + 8.50%), 07/25/2059 (d)	6,600,000	6,546,797
Series 2021-CL2, Class M4, 9.00% (30 day avg SOFR US + 5.35%), 07/25/2059 (d)	10,859,004	10,709,606
Series 2021-CL2, Class M5, 10.15% (30 day avg SOFR US + 6.50%), 07/25/2059 (d)	6,342,945	6,180,680
WinWater Mortgage Loan Trust
Series 2014-1, Class B5, 3.93%, 06/20/2044 (a)(d)	2,370,000	1,865,061
Series 2014-2, Class B5, 4.07%, 09/20/2044 (a)(d)	1,938,000	1,532,127
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,190,419,351)		1,071,188,492

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 15.7%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QJ0225, 6.00%, 07/01/2054	9,462,172	9,734,296
Pool QJ5663, 5.00%, 10/01/2054	12,438,692	12,326,302
Pool QJ6122, 5.00%, 10/01/2054	2,807,659	2,785,578
Pool RA3515, 2.50%, 09/01/2050	12,084,200	10,250,253
Pool RB5118, 2.00%, 07/01/2041	6,479,531	5,648,732
Pool RB5131, 2.00%, 10/01/2041	9,000,607	7,821,440
Pool RB5146, 2.50%, 02/01/2042	4,003,423	3,594,442
Pool RQ0064, 5.50%, 11/01/2055	17,021,304	17,119,890
Pool RQ0094, 5.00%, 02/01/2056	17,634,581	17,388,445
Pool SD1581, 2.50%, 09/01/2052	5,525,866	4,666,592
Pool SD3636, 6.00%, 08/01/2053	1,151,272	1,190,377
Pool SD5781, 6.00%, 07/01/2054	5,911,510	6,116,910
Pool SD6195, 5.00%, 10/01/2053	7,601,431	7,526,137
Pool SD8134, 2.00%, 03/01/2051	11,902,990	9,619,478
Pool SD8322, 4.50%, 05/01/2053	325,427	314,111
Pool SD8469, 5.50%, 10/01/2054	4,653,425	4,681,474
Pool SD8506, 5.50%, 02/01/2055	26,644,554	26,805,107
Pool SD8524, 5.50%, 04/01/2055	15,216,368	15,308,059
Pool SL0817, 6.00%, 04/01/2055	3,495,818	3,597,201
Pool SL1232, 5.00%, 04/01/2055	2,645,907	2,616,289
Pool SL1634, 2.50%, 07/01/2052	8,405,260	7,096,855
Federal National Mortgage Association
Pool BY0126, 5.50%, 04/01/2053	2,092,544	2,110,544
Pool CA7278, 2.50%, 10/01/2050	6,384,197	5,372,608
Pool CB2795, 3.00%, 02/01/2052	3,586,124	3,149,813
Pool CB3349, 2.50%, 04/01/2052	3,095,446	2,610,234
Pool CB4289, 4.50%, 08/01/2052	2,722,520	2,631,401
Pool CB8004, 6.00%, 02/01/2054	3,430,718	3,548,252
Pool CB8710, 6.00%, 06/01/2054	3,009,151	3,113,412
Pool CB9060, 5.50%, 08/01/2054	8,346,789	8,414,588
Pool CB9655, 5.00%, 12/01/2054	11,374,169	11,228,612
Pool DB3770, 5.50%, 05/01/2054	3,061,092	3,103,881
Pool DB6624, 5.50%, 06/01/2054	1,009,968	1,032,157
Pool DC3426, 5.00%, 09/01/2054	2,760,976	2,753,732
Pool DC4050, 5.00%, 10/01/2054	19,563,728	19,352,568
Pool DC5739, 5.50%, 11/01/2054	2,462,530	2,496,625
Pool FA1728, 6.00%, 10/01/2053	9,976,888	10,234,231
Pool FP0069, 2.50%, 01/01/2052	11,874,475	10,027,031
Pool FS6925, 2.50%, 12/01/2051	2,167,743	1,821,454
Pool FS8458, 5.50%, 11/01/2053	3,776,026	3,828,315
Pool MA4520, 2.00%, 01/01/2042	3,631,854	3,151,487
Pool MA4562, 2.00%, 03/01/2052	7,893,902	6,347,084
Pool MA4579, 3.00%, 04/01/2052	19,563,669	17,180,622
Pool MA5320, 4.00%, 03/01/2054	8,752,674	8,223,440
Pool MA5388, 5.50%, 06/01/2054	16,303,198	16,427,281
Pool MA5646, 5.50%, 03/01/2055	18,363,072	18,473,724
Pool MA5760, 5.50%, 07/01/2055	17,205,498	17,309,180
Pool MA5761, 6.00%, 07/01/2055	8,356,713	8,536,281
Pool MA5910, 5.50%, 12/01/2055	19,133,006	19,243,825
Government National Mortgage Association, Pool MA9166, 3.00%, 09/20/2053	3,018,597	2,695,379
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $391,188,469)		390,625,729

ASSET-BACKED SECURITIES - 12.3%	Par	Value
Automobile - 7.4%
ACC Trust, Series 2022-1, Class D, 6.65%, 10/20/2028 (d)	1,500,000	15
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B, 7.27%, 11/25/2032 (d)	2,000,000	2,019,563
American Credit Acceptance Receivables Trust, Series 2024-4, Class E, 7.19%, 04/12/2032 (d)	5,000,000	5,111,741
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033 (d)	750,000	761,964
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 09/17/2029 (d)	500,000	502,111
Avis Budget Car Rental LLC, Series 2023-4A, Class D, 7.31%, 06/20/2029 (d)	5,000,000	5,069,628
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class E, 10.37%, 07/15/2030 (d)	10,000,000	10,691,634
CarNow Auto Receivables Trust, Series 2022-1A, Class D, 5.79%, 09/15/2027 (d)	1,366,242	828,554
Carvana Auto Receivables Trust
Series 2021-N1, Class F, 4.55%, 01/10/2028 (d)	463,171	462,562
Series 2021-N4, Class E, 4.53%, 09/11/2028 (d)	9,168,733	9,065,563
Series 2023-N2, Class E, 9.94%, 04/10/2030 (d)	6,500,000	6,770,642
Series 2023-N3, Class E, 9.49%, 09/10/2030 (d)	4,000,000	4,215,463
Corporate One Auto Receivables Trust, Series 2026-1A, Class D, 5.48%, 07/15/2034 (d)	750,000	745,394
CPS Auto Trust
Series 2022-D, Class E, 12.12%, 06/17/2030 (d)	4,100,000	4,426,324
Series 2023-D, Class E, 10.13%, 05/15/2031 (d)	6,120,000	6,709,594
Series 2024-A, Class E, 8.42%, 08/15/2031 (d)	1,000,000	1,037,668
Series 2024-B, Class E, 8.36%, 11/17/2031 (d)	6,000,000	6,242,018
Series 2024-C, Class E, 8.04%, 03/15/2032 (d)	4,000,000	4,139,065
Series 2024-D, Class E, 7.13%, 06/15/2032 (d)	2,000,000	2,022,246
Series 2025-A, Class E, 7.65%, 08/16/2032 (d)	1,800,000	1,844,264
Series 2025-B, Class E, 7.95%, 03/15/2033 (d)	2,226,000	2,300,076
Series 2025-C, Class E, 6.59%, 02/15/2033 (d)	4,000,000	3,947,214
Series 2025-D, Class E, 7.69%, 05/16/2033 (d)	2,000,000	2,037,860
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029 (d)	2,500,000	2,478,283
Series 2022-2A, Class E, 6.34%, 10/15/2029 (d)	10,800,000	10,456,511
Series 2022-5A, Class E, 10.45%, 04/15/2030 (d)	9,436,000	9,963,367
Series 2022-6A, Class E, 11.61%, 06/17/2030 (d)	5,500,000	5,760,891
Series 2023-3A, Class E, 9.98%, 01/15/2031 (d)	3,028,000	3,237,735
Series 2024-1A, Class E, 7.89%, 08/15/2031 (d)	2,375,000	2,456,909
Series 2024-2A, Class E, 7.98%, 10/15/2031 (d)	4,096,000	4,245,157
Series 2024-3A, Class E, 7.84%, 10/15/2031 (d)	11,784,000	12,204,957
Series 2024-5A, Class E, 7.22%, 05/17/2032 (d)	3,000,000	3,071,612
Series 2026-2A, Class E, 7.54%, 11/15/2033 (d)	2,000,000	2,025,685
FHF Trust
Series 2023-2A, Class D, 9.31%, 10/15/2030 (d)	688,000	706,937
Series 2024-2A, Class D, 7.15%, 09/15/2031 (d)	1,128,000	1,116,076
Series 2024-3A, Class D, 6.01%, 12/15/2031 (d)	1,717,000	1,626,523
Series 2025-1A, Class D, 5.95%, 06/15/2032 (d)	600,000	569,685
Flagship Credit Auto Trust
Series 2021-4, Class E, 4.03%, 03/15/2029 (d)	4,000,000	2,594,292
Series 2022-1, Class E, 5.37%, 06/15/2029 (d)	1,000,000	693,378
Series 2024-1, Class E, 8.60%, 05/15/2031 (d)	1,150,000	966,110
GLS Auto Receivables Trust
Series 2023-1A, Class E, 11.42%, 03/15/2030 (d)	7,870,000	8,457,613
Series 2023-2A, Class E, 9.37%, 01/15/2030 (d)	3,000,000	3,162,430
Series 2023-3A, Class E, 9.27%, 08/15/2030 (d)	2,500,000	2,638,764
Series 2023-4A, Class E, 9.72%, 08/15/2030 (d)	5,270,000	5,669,562
Series 2024-3A, Class E, 7.25%, 06/16/2031 (d)	1,000,000	1,025,307
Series 2024-4A, Class E, 7.51%, 08/15/2031 (d)	1,500,000	1,551,200
Series 2025-1A, Class E, 7.19%, 03/15/2032 (d)	1,000,000	1,018,929
Hertz Corp., Series 2023-4A, Class C, 7.51%, 03/25/2030 (d)	800,000	834,124
Lobel Automobile Receivables Trust, Series 2026-1, Class E, 8.37%, 01/15/2031 (d)	2,750,000	2,634,085
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (d)	6,682,000	6,707,617
Research-Driven Pagaya Motor Asset Trust
Series 2025-3A, Class E, 11.09%, 02/27/2034 (d)	1,000,000	1,003,613
Series 2025-6A, Class E, 10.53%, 08/25/2034 (d)	500,000	498,806
Series 2026-1A, Class E, 11.07%, 01/25/2035 (d)	1,000,000	994,807
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032 (d)	802,622	823,824
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (d)	536,732	538,917
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2026 (d)	1,146,230	370,500
Series 2022-1A, Class D, 9.14%, 07/15/2027 (d)	2,053,000	21
		183,055,390

Consumer - 4.3%
ACHD Trust, Series 2025-DS1, Class C, 11.33%, 01/09/2034 (d)	3,650,000	3,666,907
ACHV ABS Trust
Series 2024-3AL, Class E, 7.00%, 12/26/2031 (d)	1,213,532	1,215,102
Series 2025-1PL, Class E, 6.50%, 04/26/2032 (d)	2,877,826	2,871,794
Affirm, Inc.
Series 2024-X1, Class CERT, 0.00%, 05/15/2029 (d)	10,885	47,819
Series 2024-X2, Class CERT, 0.00%, 12/17/2029 (d)	9,712	98,378
Series 2025-X2, Class CERT, 0.00%, 10/15/2030 (b)(d)	6,050	404,025
AMCR ABS Trust, Series 2026-A, Class D, 12.08%, 05/18/2033 (d)	750,000	754,958
Aqua Finance Trust
Series 2019-A, Class D, 6.07%, 07/16/2040 (d)	1,454,973	1,451,435
Series 2021-A, Class C, 3.14%, 07/17/2046 (d)	2,028,962	1,885,771
Bankers Healthcare Group, Inc., Series 2022-C, Class E, 9.73%, 10/17/2035 (d)	2,517,000	2,658,973
Foundation Finance Trust, Series 2025-2A, Class E, 8.35%, 04/15/2052 (d)	959,564	944,942
Goldman Home Improvement Trust
Series 2021-GRN2, Class C, 2.77%, 06/25/2051 (d)	4,520,911	4,330,763
Series 2021-GRN2, Class D, 4.00%, 06/25/2051 (d)	1,228,671	1,186,309
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.02%, 06/15/2029 (d)	3,320,000	33
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.00%, 05/15/2028 (d)	1,576,000	142,474
Marlette Funding Trust
Series 2021-2A, Class R, 0.00%, 09/15/2031 (d)	20,000	258,571
Series 2023-2A, Class D, 7.92%, 06/15/2033 (d)	12,140,000	12,328,782
Series 2024-1A, Class D, 6.93%, 07/17/2034 (d)	500,000	508,287
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045 (d)	400,000	410,313
Series 2023-1A, Class C, 11.24%, 03/20/2045 (d)	900,000	355,554
Oportun Financial Corp.
Series 2021-C, Class D, 5.57%, 10/08/2031 (d)	483,883	479,584
Series 2024-3, Class D, 9.60%, 08/15/2029 (d)	4,300,000	4,340,096
Series 2025-B, Class E, 9.40%, 05/09/2033 (d)	2,000,000	2,014,326
Series 2025-C, Class E, 9.20%, 07/08/2033 (d)	1,000,000	998,366
Series 2025-D, Class D, 6.97%, 02/08/2033 (d)	500,000	503,930
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (d)	277,076	275,993
Series 2021-3, Class C, 3.27%, 05/15/2029 (d)	293,759	290,789
Series 2021-5, Class C, 3.93%, 08/15/2029 (d)	326,447	323,997
Series 2022-2, Class C, 7.50%, 01/15/2030 (d)	1,813,231	1,816,337
Series 2024-10, Class F, 12.00%, 06/15/2032 (d)	3,656,998	3,340,712
Series 2024-11, Class F, 12.00%, 07/15/2032 (d)	1,749,799	1,658,845
Series 2024-6, Class D, 11.35%, 11/15/2031 (d)	214,164	214,714
Series 2024-7, Class D, 10.90%, 12/15/2031 (d)	1,039,778	1,055,452
Series 2025-1, Class F, 12.00%, 07/15/2032 (d)	1,071,235	1,053,206
Series 2025-2, Class F, 12.00%, 10/15/2032 (d)	999,895	967,844
Series 2025-5, Class F, 12.00%, 03/15/2033 (d)	999,961	961,847
Series 2025-6, Class E, 8.48%, 04/15/2033 (d)	6,799,373	6,769,916
Series 2025-6, Class F2, 12.00%, 04/15/2033 (d)	999,908	979,358
Series 2025-7, Class E, 8.89%, 05/15/2033 (d)	999,822	993,140
Series 2025-8, Class E, 9.57%, 07/15/2033 (d)	3,248,882	3,250,617
Series 2025-R2, Class E, 9.34%, 10/15/2032 (d)	2,172,354	1,591,392
Series 2026-1, Class E, 9.23%, 09/15/2033 (d)	2,000,000	1,985,779
Series 2026-2, Class E, 10.28%, 11/15/2033 (d)	3,000,000	3,000,893
Series 2026-R1, Class E, 9.29%, 12/15/2033 (d)	4,500,000	4,494,753
Series 2026-R2, Class C, 6.22%, 02/15/2034 (d)	2,000,000	2,001,275
PAR Issuer Trust
Series 2026-1A, Class B, 7.84%, 12/15/2032 (d)	2,000,000	1,997,916
Series 2026-1A, Class CERT, 0.00%, 12/15/2032 (d)	972,241	1,013,281
Powerpay Securitization Funding LLC
Series 2024-1A, Class B, 8.46%, 02/18/2039 (d)	480,404	489,594
Series 2025-1A, Class D, 9.19%, 11/18/2041 (d)	2,750,000	2,443,584
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.98%, 08/15/2029 (d)	2,000,000	2,019,858
RCKT Mortgage Trust, Series 2025-2A, Class E, 7.83%, 11/27/2034 (d)	2,261,000	2,209,565
Republic Finance Issuance Trust
Series 2024-A, Class C, 7.28%, 08/20/2032 (d)	600,000	603,982
Series 2024-A, Class D, 9.49%, 08/20/2032 (d)	500,000	504,665
Series 2025-A, Class E, 7.70%, 11/20/2034 (d)	2,000,000	2,003,483
Sunbit Asset Securitization Trust
Series 2025-1, Class C, 6.12%, 07/15/2030 (d)	1,000,000	991,620
Series 2025-1, Class D, 7.92%, 07/15/2030 (d)	750,000	745,961
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (d)	1,965,215	1,968,264
Upstart Pass-Through Trust, Series 2021-ST5, Class CERT, 0.00%, 07/20/2027 (d)	4,250,000	115,783
Upstart Pass-Through Trust Series
Series 2021-ST3, Class CERT, 0.00%, 05/20/2027 (d)	11,400,000	68,248
Series 2021-ST4, Class CERT, 0.00%, 07/20/2027 (d)	1,475,000	21,502
Series 2021-ST6, Class CERT, 0.00%, 08/20/2027 (d)	9,416,000	331,322
Series 2021-ST7, Class CERT, 0.00%, 09/20/2029 (d)	1,500,000	68,788
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 (d)	2,370,000	139,361
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 (d)	1,629,000	151,953
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030 (d)	2,400,000	359,535
Series 2022-ST2, Class CERT, 0.00%, 04/20/2030 (d)	1,500,000	245,628
Upstart Securitization Trust
Series 2022-1, Class C, 5.71%, 03/20/2032 (d)	4,683,916	2,086,976
Series 2022-2, Class C, 8.43%, 05/20/2032 (d)	1,536,745	1,216,823
Series 2022-4, Class R, 0.00%, 08/20/2032 (d)	17,500	1,085,399
Series 2023-2, Class C, 11.87%, 06/20/2033 (d)	2,000,000	2,090,324
Series 2025-4, Class D, 7.67%, 11/20/2035 (d)	1,000,000	1,015,233
		106,872,999

Credit Card - 0.0% (j)
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030 (d)	500,000	502,783

Equipment - 0.4%
Octane Receivables Trust
Series 2024-2A, Class E, 9.04%, 07/20/2032 (d)	3,500,000	3,698,493
Series 2024-RPT1, Class R2, 8.71%, 02/22/2030	3,243,000	3,260,292
Series 2024-RVM1, Class E, 8.42%, 01/22/2046 (d)	3,288,000	3,475,700
		10,434,485

Property Assessed Clean Energy - 0.1%
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053 (d)	2,591,979	2,346,818

Solar - 0.1%
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/2048 (d)	899,132	697,352
Mosaic Solar Loans LLC, Series 2021-2A, Class B, 2.09%, 04/22/2047 (d)	701,755	510,350
		1,207,702

Structured Settlement - 0.0% (j)
Stone Street Receivables Funding, Series 2015-1A, Class C, 5.60%, 12/15/2054 (d)	424,466	379,612

Whole Business - 0.0% (j)
FAT Brands, Inc., Series 2021-1, Class A2, 7.00%, 07/25/2051 (d)(i)	1,929,600	964,800
TOTAL ASSET-BACKED SECURITIES (Cost $334,102,453)		305,764,589

CORPORATE OBLIGATIONS - 11.9%	Par	Value
Basic Materials - 0.8%
Capstone Copper Corp., 6.75%, 03/31/2033 (d)	1,600,000	1,629,370
Celanese US Holdings LLC, 7.38%, 02/15/2034	1,040,000	1,089,622
Century Aluminum Co., 6.88%, 08/01/2032 (d)	1,050,000	1,088,263
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034 (d)	2,160,000	2,183,499
Consolidated Energy Finance SA, 12.00%, 02/15/2031 (d)	2,080,000	2,134,600
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (d)	1,100,000	1,100,110
First Quantum Minerals Ltd., 7.25%, 02/15/2034 (d)	3,180,000	3,271,794
Magnera Corp., 4.75%, 11/15/2029 (d)	1,190,000	1,091,021
Mercer International, Inc., 5.13%, 02/01/2029	1,400,000	561,274
Methanex US Operations, Inc., 6.25%, 03/15/2032 (d)	2,100,000	2,162,309
Novelis Corp., 4.75%, 01/30/2030 (d)	690,000	661,505
Olin Corp., 6.63%, 04/01/2033 (d)	1,290,000	1,279,547
Taseko Mines Ltd., 8.25%, 05/01/2030 (d)	2,060,000	2,159,078
		20,411,992

Communications - 0.6%
Cars.com, Inc., 6.38%, 11/01/2028 (d)	2,100,000	2,065,823
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032 (d)	1,750,000	1,625,050
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (d)	3,240,000	3,373,618
Gen Digital, Inc., 6.25%, 04/01/2033 (d)	1,140,000	1,111,597
Gray Media, Inc., 5.38%, 11/15/2031 (d)	2,780,000	2,173,835
Lamar Media Corp., 4.88%, 01/15/2029	520,000	517,034
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (d)	1,130,000	1,100,208
SV RNO Property Owner 1, LLC, 5.88%, 03/01/2031 (d)	550,000	539,989
Univision Communications, Inc., 4.50%, 05/01/2029 (d)	1,150,000	1,098,015
		13,605,169

Consumer, Cyclical - 1.1%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (d)	1,060,000	1,084,867
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (d)	2,190,000	2,139,526
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (d)	2,580,000	2,491,718
Champ Acquisition Corp., 8.38%, 12/01/2031 (d)	2,060,000	2,175,317
Cinemark USA, Inc., 7.00%, 08/01/2032 (d)	2,090,000	2,161,436
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032 (d)	2,560,000	2,620,211
FirstCash Holdings, Inc., 6.13%, 05/01/2034 (d)(k)	235,000	234,640
FirstCash, Inc., 4.63%, 09/01/2028 (d)	1,100,000	1,082,139
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030	1,660,000	1,644,248
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033 (d)	1,090,000	1,096,100
Lithia Motors, Inc., 3.88%, 06/01/2029 (d)	1,300,000	1,246,571
NCL Corp. Ltd., 6.25%, 09/15/2033 (d)	1,110,000	1,075,070
New Flyer Holdings, Inc., 9.25%, 07/01/2030 (d)	1,160,000	1,252,439
Newell Brands, Inc., 8.50%, 06/01/2028 (d)	1,050,000	1,097,869
Penn Entertainment, Inc., 6.75%, 04/01/2031 (d)	1,120,000	1,111,382
Phinia, Inc., 6.63%, 10/15/2032 (d)	1,060,000	1,086,850
Resideo Funding, Inc., 6.50%, 07/15/2032 (d)	1,090,000	1,101,386
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 04/01/2032	1,060,000	1,093,234
Viking Cruises Ltd., 5.88%, 10/15/2033 (d)	2,160,000	2,166,558
		27,961,561

Consumer, Non-cyclical - 1.4%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (d)	2,100,000	2,150,698
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (d)	1,050,000	1,091,777
B&G Foods, Inc., 8.00%, 09/15/2028 (d)	390,000	387,016
Belron UK Finance PLC, 5.75%, 10/15/2029 (d)	540,000	545,763
Chobani Holdco LLC, 6.38%, 04/15/2034 (d)	225,000	229,714
Concentra Health Services, Inc., 6.88%, 07/15/2032 (d)	1,200,000	1,245,049
DaVita, Inc., 6.88%, 09/01/2032 (d)	1,580,000	1,631,873
Dcli Bidco LLC, 7.75%, 11/15/2029 (d)	1,070,000	1,102,795
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (d)	1,570,000	1,667,050
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (d)	2,090,000	2,166,642
Hertz Corp.
12.63%, 07/15/2029 (d)	1,120,000	1,056,579
Series 2023-3A, Class D, 9.43%, 02/25/2028 (d)	1,500,000	1,525,076
Medline Borrower LP, 5.25%, 10/01/2029 (d)	1,640,000	1,633,031
Molina Healthcare, Inc., 6.25%, 01/15/2033 (d)	1,640,000	1,639,226
Performance Food Group, Inc., 4.25%, 08/01/2029 (d)	1,670,000	1,620,266
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	2,320,000	2,184,786
Post Holdings, Inc., 6.38%, 03/01/2033 (d)	2,150,000	2,150,550
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (d)	2,200,000	2,179,049
Simmons Foods, Inc., 4.63%, 03/01/2029 (d)	2,270,000	2,191,681
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (d)	1,030,000	1,083,976
Upbound Group, Inc., 6.38%, 02/15/2029 (d)	1,120,000	1,107,673
US Foods, Inc., 7.25%, 01/15/2032 (d)	530,000	551,945
VT Topco, Inc., 8.50%, 08/15/2030 (d)	2,120,000	2,172,383
Williams Scotsman, Inc., 6.63%, 04/15/2030 (d)	1,000,000	1,030,636
		34,345,234

Diversified - 0.1%
Stena International SA, 7.25%, 01/15/2031 (d)	1,600,000	1,627,901

Energy - 1.3%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (d)	1,580,000	1,652,997
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (d)	1,200,000	1,231,192
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (d)	1,070,000	1,104,574
Borr IHC Ltd. / Borr Finance LLC, 10.38%, 11/15/2030 (d)	884,854	929,265
Bristow Group, Inc., 6.75%, 02/01/2033 (d)	540,000	549,805
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/2031 (d)	2,040,000	2,163,189
Comstock Resources, Inc., 5.88%, 01/15/2030 (d)	2,240,000	2,171,015
CVR Energy, Inc., 7.88%, 02/15/2034 (d)	2,160,000	2,167,918
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	2,070,000	2,180,157
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (d)	1,070,000	1,099,062
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029 (d)	550,000	549,944
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034 (d)	1,080,000	1,099,261
Kinetik Holdings LP, 5.88%, 06/15/2030 (d)	600,000	602,360
Kodiak Gas Services LLC, 6.50%, 10/01/2033 (d)	1,210,000	1,238,359
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (d)	800,000	810,342
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (d)	1,230,000	1,261,466
SunCoke Energy, Inc., 4.88%, 06/30/2029 (d)	2,400,000	2,214,628
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (d)	1,070,000	1,108,676
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 03/15/2034 (d)	2,110,000	2,157,108
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (d)	1,070,000	1,106,197
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (d)	4,950,000	4,899,152
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (d)	1,060,000	1,091,556
		33,388,223

Financial - 5.0%
A10 Capital LLC, 5.88%, 08/17/2026 (d)	1,000,000	981,854
Apollo Debt Solutions BDC, 5.70%, 01/23/2031 (d)	7,895,000	7,763,014
Ares Capital Corp., 5.10%, 01/15/2031	4,990,000	4,842,107
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032 (d)	250,000	261,300
BankGuam Holding Co., 4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031 (d)	2,000,000	1,948,598
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (d)	1,020,000	1,085,473
Blackstone Private Credit Fund
5.05%, 09/10/2030	305,000	292,424
6.00%, 01/29/2032	7,681,000	7,548,189
Brookline Bancorp, Inc., 7.25% (3 mo. Term SOFR + 3.58%), 09/15/2029	1,000,000	1,004,080
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (d)	2,595,000	2,135,166
Clear Street Holdings LLC, 5.88%, 05/15/2026 (d)	2,000,000	1,998,597
Credit Acceptance Corp., 6.63%, 03/15/2030 (d)	1,600,000	1,597,656
Encore Capital Group, Inc., 6.63%, 04/15/2031 (d)	1,090,000	1,108,497
EZCORP, Inc., 7.38%, 04/01/2032 (d)	1,560,000	1,653,070
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032 (d)	3,000,000	2,847,003
First Bancshares, Inc., 6.40% to 05/01/2028 then 3 mo. Term SOFR + 3.65%, 05/01/2033	1,000,000	1,015,132
First Foundation, Inc., 3.50% to 02/01/2027 then SOFR + 2.04%, 02/01/2032	1,000,000	940,039
First Northwest Bancorp, 6.69% (3 mo. Term SOFR + 3.00%), 03/30/2031	1,500,000	1,478,793
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	3,000,000	2,715,142
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033 (d)	4,470,000	4,361,430
FS Bancorp, Inc., 7.03% (3 mo. Term SOFR + 3.37%), 02/15/2031	1,000,000	991,111
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031 (d)	4,000,000	3,916,881
GGAM Finance Ltd., 5.88%, 03/15/2030 (d)	1,620,000	1,635,989
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (d)	3,190,000	3,239,640
goeasy Ltd., 6.88%, 02/15/2031 (d)	2,250,000	1,870,803
Goldman Sachs Private Credit Corp.
5.88%, 01/31/2031 (d)	3,750,000	3,689,205
6.15%, 06/16/2031 (d)	4,125,000	4,091,420
Golub Capital BDC, Inc., 6.00%, 07/15/2029	1,690,000	1,695,340
HA Sustainable Infrastructure Capital, Inc., 7.13% to 11/15/2031 then 5 yr. CMT Rate + 3.48%, 11/15/2056	1,070,000	1,080,513
Jacksonville Bancorp, Inc. Statutory Trust, 7.69% (3 mo. Term SOFR + 4.01%), 09/15/2038 (d)	1,200,000	1,192,037
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (d)	2,100,000	2,158,487
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (d)	1,300,000	1,272,640
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (d)	1,560,000	1,633,384
LD Holdings Group LLC, 6.13%, 04/01/2028 (d)	500,000	432,221
Millrose Properties, Inc., 6.38%, 08/01/2030 (d)	1,080,000	1,094,584
Morgan Stanley Direct Lending Fund, 6.00%, 05/19/2030	7,820,000	7,816,392
Narragansett Financial Corp., 3.88% to 05/15/2026 then 3 mo. Term SOFR + 3.19%, 05/15/2031 (d)	2,000,000	1,981,305
NexBank Capital, Inc., 6.00%, 07/15/2032 (d)	1,000,000	950,485
OneMain Finance Corp., 7.13%, 11/15/2031	2,180,000	2,211,957
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (d)	2,150,000	2,161,282
PennyMac Financial Services, Inc., 6.75%, 02/15/2034 (d)	1,680,000	1,627,506
PHH Corp., 9.88%, 11/01/2029 (d)	1,610,000	1,627,201
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (d)	3,200,000	3,268,474
PRA Group, Inc., 5.00%, 10/01/2029 (d)	1,720,000	1,633,946
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (d)	1,560,000	1,628,344
ReadyCap Holdings LLC, 9.38%, 03/01/2028 (d)	3,000,000	2,915,207
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (d)	540,000	554,438
Rocket Cos., Inc., 7.13%, 02/01/2032 (d)	2,090,000	2,161,593
South Street Securities Funding LLC, 6.25%, 12/30/2026 (d)	1,000,000	1,000,128
Starwood Property Trust, Inc., 5.75%, 01/15/2031 (d)	1,100,000	1,100,299
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030 (d)	520,000	546,489
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (d)	2,090,000	2,162,220
Texas State Bankshares, Inc., 7.49% (3 mo. Term SOFR + 3.81%), 06/15/2029 (d)	2,000,000	2,000,824
Trinitas Capital Management LLC, 7.75%, 11/01/2030 (d)	5,000,000	4,956,250
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (d)	1,650,000	1,622,372
UWM Holdings LLC, 6.25%, 03/15/2031 (d)	1,170,000	1,085,820
Velocity Commercial Capital LLC, 9.38%, 02/15/2031 (d)	540,000	559,064
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (d)	1,100,000	1,094,575
		124,237,990

Industrial - 1.2%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (d)	1,070,000	1,086,220
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (d)	1,570,000	1,633,937
Axon Enterprise, Inc., 6.25%, 03/15/2033 (d)	1,060,000	1,088,377
Beacon Mobility Corp., 7.25%, 08/01/2030 (d)	1,560,000	1,625,554
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (d)	1,080,000	1,098,381
Builders FirstSource, Inc., 6.75%, 05/15/2035 (d)	2,120,000	2,143,593
Clearwater Paper Corp., 4.75%, 08/15/2028 (d)	1,400,000	1,233,475
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (d)	1,140,000	1,073,478
Coherent Corp., 5.00%, 12/15/2029 (d)	1,110,000	1,098,790
Enerflex, Inc., 6.88%, 01/15/2031 (d)	1,070,000	1,102,868
Esab Corp., 5.63%, 04/01/2031 (d)	540,000	546,323
FTAI Aviation Investors LLC, 5.88%, 04/15/2033 (d)	1,100,000	1,095,047
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (d)	540,000	553,361
Knife River Corp., 7.75%, 05/01/2031 (d)	1,060,000	1,104,300
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (d)	2,210,000	2,114,784
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (d)	1,070,000	1,085,702
Reworld Holding Corp., 4.88%, 12/01/2029 (d)	1,130,000	1,085,851
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (d)	520,000	509,098
Seaspan Corp., 5.50%, 08/01/2029 (d)	1,310,000	1,253,234
Sensata Technologies, Inc., 3.75%, 02/15/2031 (d)	1,160,000	1,078,240
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (d)	2,080,000	2,179,095
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (d)	1,080,000	1,091,529
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (d)	1,050,000	1,099,395
Trinity Industries, Inc., 7.75%, 07/15/2028 (d)	1,060,000	1,088,690
Trivium Packaging Finance BV, 12.25%, 01/15/2031 (d)	1,010,000	1,101,954
XPO, Inc., 7.13%, 06/01/2031 (d)	530,000	549,048
		30,720,324

Technology - 0.2%
Amkor Technology, Inc., 5.88%, 10/01/2033 (d)	1,090,000	1,097,287
CACI International, Inc., 6.38%, 06/15/2033 (d)	750,000	767,777
Unisys Corp., 10.63%, 01/15/2031 (d)	1,970,000	1,714,412
Zebra Technologies Corp., 6.50%, 06/01/2032 (d)	1,080,000	1,101,679
		4,681,155

Utilities - 0.2%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (d)	1,100,000	1,104,259
NRG Energy, Inc., 6.25%, 11/01/2034 (d)	2,130,000	2,156,157
Vistra Operations Co. LLC, 6.88%, 04/15/2032 (d)	1,060,000	1,107,041
VoltaGrid LLC, 7.38%, 11/01/2030 (d)	1,060,000	1,100,690
		5,468,147
TOTAL CORPORATE OBLIGATIONS (Cost $295,970,535)		296,447,696

COLLATERALIZED LOAN OBLIGATIONS - 7.7%	Par	Value
Abry Liquid Credit CLO Ltd., Series 2026-3A, Class D1, 6.47% (3 mo. Term SOFR + 2.80%), 04/20/2039 (d)	4,000,000	3,985,600
Anchorage Capital CLO Ltd.
Series 2023-26A, Class D1R, 7.08% (3 mo. Term SOFR + 3.40%), 03/19/2038 (d)	3,250,000	3,259,948
Series 2023-26A, Class D2R, 8.43% (3 mo. Term SOFR + 4.75%), 03/19/2038 (d)	2,000,000	2,009,258
Anthelion CLO Ltd.
Series 2025-1A, Class D1, 7.33% (3 mo. Term SOFR + 3.65%), 07/20/2036 (d)	4,500,000	4,516,169
Series 2025-2A, Class D1, 6.87% (3 mo. Term SOFR + 3.20%), 04/20/2039 (d)	7,000,000	7,022,834
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.29% (1 mo. Term SOFR + 2.64%), 01/20/2041 (d)	4,000,000	4,024,468
Ares CLO Ltd., Series 2026-81A, Class E, 0.00% (3 mo. Term SOFR + 5.60%), 07/15/2039 (d)	1,000,000	1,000,000
Audax Senior Debt CLO, LLC
Series 2021-6A, Class DR, 6.88% (3 mo. Term SOFR + 3.20%), 10/20/2037 (d)	2,000,000	1,927,500
Series 2023-8A, Class CR, 5.78% (3 mo. Term SOFR + 2.10%), 01/20/2038 (d)	1,480,000	1,467,479
Barings Middle Market CLO Ltd.
Series 2018-II, Class COM, 0.00%, 01/15/2031 (a)	428,329	12,850
Series 2023-IA, Class A1, 6.13% (3 mo. Term SOFR + 2.45%), 01/20/2036 (c)(d)	5,806,720	5,821,922
Battalion CLO Ltd., Series 2025-29A, Class D1, 6.97% (3 mo. Term SOFR + 3.30%), 03/31/2038 (d)	5,000,000	5,014,335
Black Diamond CLO Ltd.
Series 2022-1A, Class D1R, 6.97% (3 mo. Term SOFR + 3.30%), 04/25/2039 (d)	3,750,000	3,750,000
Series 2025-2A, Class D1, 7.22% (3 mo. Term SOFR + 3.55%), 10/15/2038 (d)	6,000,000	6,008,064
Blackrock CLO Ltd.
Series 2021-6A, Class DR, 8.38% (3 mo. Term SOFR + 4.70%), 04/20/2037 (d)	7,500,000	7,106,250
Series 2025-1A, Class C, 6.42% (3 mo. Term SOFR + 2.75%), 07/15/2037 (d)	4,000,000	3,999,848
Series 5A, Class CR, 6.82% (3 mo. Term SOFR + 3.15%), 06/15/2034 (d)	5,000,000	5,023,280
Brightwood Capital MM, Series 2025-1A, Class C1, 6.67% (3 mo. Term SOFR + 3.00%), 04/15/2036 (d)	1,000,000	1,002,924
Canyon CLO Ltd., Series 2025-3A, Class D2, 6.96% (3 mo. Term SOFR + 3.25%), 01/15/2039 (d)	5,000,000	5,014,710
Cerberus Loan Funding LP, Series 2024-2A, Class D, 8.62% (3 mo. Term SOFR + 4.95%), 07/15/2036 (d)	3,660,000	3,661,552
CQS US CLO Ltd.
Series 2025-5A, Class D1, 6.96% (3 mo. Term SOFR + 3.15%), 01/17/2039 (d)	2,000,000	2,009,212
Series 2026-6A, Class D1, 6.88% (3 mo. Term SOFR + 3.20%), 03/31/2039 (d)	6,000,000	6,000,000
Crown City CLO Ltd., Series 2020-1A, Class D1RR, 6.68% (3 mo. Term SOFR + 3.00%), 07/20/2038 (d)	2,625,000	2,608,279
Fortress Credit Opportunities, Series 2023-21A, Class DR, 7.52% (3 mo. Term SOFR + 3.85%), 01/21/2037 (d)	1,750,000	1,722,627
Franklin Park Place CLO LLC, Series 2025-1A, Class D1, 6.77% (3 mo. Term SOFR + 3.10%), 07/15/2038 (d)	5,000,000	5,015,770
Gallatin CLO Ltd.
Series 2023-1A, Class D1R, 7.27% (3 mo. Term SOFR + 3.60%), 10/14/2036 (c)(d)	6,000,000	6,029,538
Series 2024-1A, Class D1, 7.68% (3 mo. Term SOFR + 4.00%), 10/20/2037 (d)	3,000,000	3,013,191
Great Lakes CLO Ltd., Series 2021-6A, Class CR, 7.07% (3 mo. Term SOFR + 3.40%), 07/15/2037 (d)	3,000,000	3,014,502
KKR CLO Trust, Series 32A, Class CR, 6.17% (3 mo. Term SOFR + 2.50%), 04/15/2037 (d)	1,300,000	1,302,049
Kohlberg & Co. LLC, Series 2025-1A, Class A, 5.42% (3 mo. Term SOFR + 1.75%), 07/15/2037 (d)	5,000,000	4,995,835
Man GLG US CLO Ltd.
Series 2023-1A, Class C, 7.68% (3 mo. Term SOFR + 4.00%), 07/20/2035 (d)	2,000,000	2,008,852
Series 2024-1A, Class D2, 8.88% (3 mo. Term SOFR + 5.20%), 07/20/2037 (d)	2,000,000	2,002,904
Maranon Loan Funding Ltd.
Series 2021-3A, Class CR, 6.12% (3 mo. Term SOFR + 2.45%), 10/15/2036 (d)	2,000,000	1,975,184
Series 2025-1A, Class E, 10.67% (3 mo. Term SOFR + 7.00%), 10/15/2037 (d)	3,000,000	2,921,463
Marble Point CLO Ltd.
Series 2020-3A, Class D1R2, 6.68% (3 mo. Term SOFR + 3.00%), 10/19/2038 (d)	3,000,000	2,999,910
Series 2022-1A, Class E, 11.86% (3 mo. Term SOFR + 8.18%), 04/20/2035 (d)	3,000,000	2,617,854
Monroe Capital CLO Ltd.
Series 2019-1A, Class DR, 7.73% (3 mo. Term SOFR + 4.06%), 11/22/2033 (d)	3,000,000	2,884,338
Series 2021-2A, Class C, 6.59% (3 mo. Term SOFR + 2.91%), 09/14/2033 (d)	2,000,000	2,001,840
MP CLO Ltd., Series 2015-2A, Class CRR, 6.23% (3 mo. Term SOFR + 2.56%), 04/28/2034 (d)	3,000,000	3,000,000
NBBLUE, 9.74%, 04/15/2040	5,000,000	5,138,300
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 11.18% (3 mo. Term SOFR + 7.50%), 04/20/2038 (d)	5,000,000	4,998,465
NewStar Arlington Senior Loan Program, Series 2014-1A, Class DR, 7.68% (3 mo. Term SOFR + 4.01%), 04/25/2031 (d)	2,000,000	1,997,196
Oaktree CLO Ltd., Series 2022-2A, Class D1R2, 6.92% (3 mo. Term SOFR + 3.25%), 10/15/2037 (c)(d)	10,000,000	10,029,990
Obra CLO Management LLC, Series 2025-2A, Class D2, 7.93% (3 mo. Term SOFR + 4.25%), 07/20/2038 (d)	2,000,000	2,006,172
Ocean Trails CLO Ltd., Series 2023-14A, Class D1R, 6.78% (3 mo. Term SOFR + 3.10%), 01/20/2038 (d)	5,940,000	5,903,243
OFSI Fund Ltd., Series 2026-16A, Class D1, 6.90% (3 mo. Term SOFR + 3.25%), 03/31/2039 (d)	3,000,000	2,990,256
Owl Rock CLO Ltd., Series 2020-3A, Class AR, 5.53% (3 mo. Term SOFR + 1.85%), 04/20/2036 (c)(d)	7,205,000	7,208,847
Pikes Peak CLO Ltd., Series 2020-5A, Class FR, 11.50% (3 mo. Term SOFR + 7.82%), 10/20/2037 (d)	1,000,000	924,067
Sculptor CLO Ltd.
Series 26A, Class D1AR, 7.08% (3 mo. Term SOFR + 3.40%), 01/20/2038 (d)	2,600,000	2,607,933
Series 29A, Class D1R, 7.06% (3 mo. Term SOFR + 3.40%), 07/22/2038 (d)	3,000,000	2,990,319
Sound Point CLO Ltd., Series 2025-2A, Class D1, 7.97% (3 mo. Term SOFR + 4.30%), 04/15/2038 (c)(d)	6,875,000	6,901,159
Trinitas CLO Ltd., Series 2020-14A, Class DR2, 6.82% (3 mo. Term SOFR + 3.15%), 01/25/2034 (d)	2,500,000	2,429,545
Warwick Capital CLO Ltd., Series 2025-6A, Class D2, 8.41%, 07/20/2038 (d)	2,000,000	1,992,668
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $192,835,220)		191,870,499

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%	Par	Value
ALA Trust
Series 2025-OANA, Class C, 5.75% (1 mo. Term SOFR + 2.09%), 06/15/2040 (d)	1,700,000	1,708,843
Series 2025-OANA, Class D, 6.75% (1 mo. Term SOFR + 3.09%), 06/15/2040 (d)	1,300,000	1,306,149
AREIT CRE Ltd., Series 2024-CRE9, Class AS, 5.89% (1 mo. Term SOFR + 2.24%), 05/17/2041 (d)	1,700,000	1,702,829
ARES Commercial Mortgage Trust
Series 2024-IND, Class D, 6.54% (1 mo. Term SOFR + 2.89%), 07/15/2041 (d)	4,500,000	4,512,523
Series 2024-IND, Class E, 7.59% (1 mo. Term SOFR + 3.94%), 07/15/2041 (d)	4,500,000	4,518,770
ARZ Trust, Series 2024-BILT, Class D, 7.00%, 06/11/2039 (d)	850,000	869,007
Banc of America Re-Remic Trust, Series 2025-ASHF, Class C, 6.66% (1 mo. Term SOFR + 3.00%), 02/15/2042 (d)	3,250,000	3,275,591
Bank-2025, Series 2025-BNK51, Class D, 4.00%, 12/25/2067 (d)	2,000,000	1,427,964
BX Trust
Series 2024-AIRC, Class C, 6.24% (1 mo. Term SOFR + 2.59%), 08/15/2041 (d)	1,474,327	1,481,998
Series 2024-BIO, Class C, 6.29% (1 mo. Term SOFR + 2.64%), 02/15/2041 (d)	4,800,000	4,794,202
Series 2024-BIO, Class D, 7.29% (1 mo. Term SOFR + 3.64%), 02/15/2041 (d)	3,300,000	3,283,916
Series 2024-KING, Class D, 6.14% (1 mo. Term SOFR + 2.49%), 05/15/2034 (d)	2,467,516	2,498,614
Series 2024-PALM, Class D, 6.29% (1 mo. Term SOFR + 2.64%), 06/15/2037 (d)	1,038,462	1,042,243
Series 2024-VLT4, Class E, 6.54% (1 mo. Term SOFR + 2.89%), 06/15/2041 (d)	287,850	287,005
Series 2024-VLT4, Class F, 7.59% (1 mo. Term SOFR + 3.94%), 06/15/2041 (d)	4,317,750	4,306,472
Series 2025-BIO3, Class D, 7.19%, 02/10/2042 (a)(d)	1,750,000	1,741,990
Series 2025-VLT7, Class D, 6.90% (1 mo. Term SOFR + 3.25%), 07/15/2044 (d)	3,700,000	3,709,220
Series 2025-VOLT, Class C, 6.00% (1 mo. Term SOFR + 2.35%), 12/15/2044 (d)	3,500,000	3,501,589
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 6.54% (1 mo. Term SOFR + 2.89%), 06/15/2041 (d)	5,500,000	5,499,439
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.30%, 06/10/2037 (a)(d)	1,600,000	1,613,192
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.29%, 04/13/2040 (a)(d)	1,200,000	1,203,270
Series 2024-HLTN, Class D, 7.98%, 04/13/2040 (a)(d)	1,200,000	1,205,245
Extended Stay America Trust
Series 2025-ESH, Class D, 6.25% (1 mo. Term SOFR + 2.60%), 10/15/2042 (d)	963,133	970,475
Series 2025-ESH, Class E, 7.00% (1 mo. Term SOFR + 3.35%), 10/15/2042 (d)	2,600,460	2,621,076
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/2030 (a)(d)	1,853,623	1,818,274
GS Mortgage Securities Corp., Series 2018-TWR, Class G, 7.88% (1 mo. Term SOFR + 4.22%), 07/15/2031 (d)(l)	500,000	17,271
Hilton USA Trust
Series 2024-ORL, Class C, 6.09% (1 mo. Term SOFR + 2.44%), 05/15/2037 (d)	800,000	802,892
Series 2024-ORL, Class D, 6.84% (1 mo. Term SOFR + 3.19%), 05/15/2037 (d)	800,000	805,750
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.47%, 05/10/2039 (a)(d)	700,000	712,828
Series 2024-T53, Class F, 12.32%, 05/10/2039 (a)(d)	400,000	409,680
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.56%, 12/10/2034 (a)(d)	3,250,000	3,258,398
Jackson Park Trust, Series 2019-LIC, Class E, 3.35%, 10/14/2039 (a)(d)	5,000,000	4,422,100
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 5.15% (1 mo. Term SOFR + 1.50%), 04/15/2031 (d)(l)	3,500,000	1,531,054
Morgan Stanley, Series 2024-BPR2, Class A, 7.29%, 05/05/2029 (d)	2,587,924	2,687,569
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (d)	3,040,000	2,827,705
NYC Commercial Mortgage Trust
Series 2025-28L, Class C, 5.62%, 11/05/2038 (a)(d)	1,600,000	1,603,285
Series 2025-28L, Class D, 6.42%, 11/05/2038 (a)(d)	1,600,000	1,605,067
Stellar Management, Series 2025-IP, Class E, 7.07%, 06/10/2042 (a)(d)	750,000	755,435
TX Trust, Series 2024-HOU, Class D, 6.89% (1 mo. Term SOFR + 3.24%), 06/15/2039 (d)	500,000	501,090
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class E, 7.14%, 03/15/2038 (a)(d)	5,200,000	5,240,170
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88%, 08/10/2031 (a)(d)	1,546,592	1,492,807
X-Caliber Funding LLC
11.42% (1 mo. Term SOFR + 7.75%), 06/06/2026 (d)	628,203	625,405
6.42% (1 mo. Term SOFR + 2.75%), 06/06/2026 (d)	3,350,418	3,341,191
11.00%, 09/01/2026 (d)(l)	3,500,000	3,260,677
5.00%, 09/01/2026 (d)(l)	300,000	284,857
7.00%, 10/01/2027 (d)(l)	3,621,300	911,528
11.46% (1 mo. LIBOR US + 6.50%), 11/15/2027 (d)(f)(l)	1,628,000	163
Series 2019-1, Class B1, 19.42% (1 mo. Term SOFR + 15.75%), 11/06/2026 (d)(l)	5,129,931	518
Series 2020-5, Class A, 7.04% (1 mo. Term SOFR + 3.37%), 05/29/2026 (d)	566,148	564,686
Series 2020-5, Class B1, 12.04% (1 mo. Term SOFR + 8.37%), 05/29/2026 (d)	1,321,012	1,314,002
Series 2021-10, Class B1, 11.78% (1 mo. Term SOFR + 8.12%), 06/06/2026 (d)	2,000,000	2,019,112
Series 2021-7, Class A, 6.78% (1 mo. Term SOFR + 3.12%), 10/06/2026 (d)	3,950,000	3,957,884
Series 2021-9, Class B1, 11.78% (1 mo. Term SOFR + 8.12%), 10/06/2026 (d)(l)	1,215,000	95
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $118,361,039)		105,853,115

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 2.9%	Par	Value
Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 9.26% (30 day avg SOFR US + 5.61%), 10/25/2049 (d)	1,500,000	1,525,134
Series 2019-01, Class CE, 12.51% (30 day avg SOFR US + 8.86%), 10/25/2049 (d)	2,000,000	2,025,990
Series 2020-01, Class CE, 11.26% (30 day avg SOFR US + 7.61%), 03/25/2050 (d)	8,000,000	8,257,224
Federal Home Loan Mortgage Corp.
Series 2017-KF41, Class B, 6.27% (30 day avg SOFR US + 2.61%), 11/25/2026 (d)	600,479	565,367
Series 2019-KF64, Class B, 6.07% (30 day avg SOFR US + 2.41%), 06/25/2026 (d)	2,487,563	2,498,514
Series K-165, Class A2, 4.49%, 09/25/2034	14,498,000	14,361,182
Series K-170, Class A2, 5.00%, 02/25/2035 (a)	10,700,000	11,002,318
Series K-171, Class A2, 4.40%, 06/25/2035 (a)	1,750,000	1,718,808
Series KF169, Class AS, 4.21% (30 day avg SOFR US + 0.56%), 11/25/2035	10,000,000	10,012,480
Series KF170, Class AS, 4.21% (30 day avg SOFR US + 0.56%), 11/25/2035	9,999,910	10,012,390
Series KF171, Class AS, 4.21% (30 day avg SOFR US + 0.56%), 03/25/2036	10,000,000	10,015,610
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $71,773,538)		71,995,017

EXCHANGE TRADED FUNDS - 1.1%	Shares	Value
Invesco Senior Loan ETF	1,282,171	26,387,079
TOTAL EXCHANGE TRADED FUNDS (Cost $26,497,327)		26,387,079

COMMERCIAL REAL ESTATE - 0.9%	Par	Value
Geary (m)(n)	$7,068,750	8,180,247
Leavenworth (m)(n)	2,945,000	3,838,001
Octavia (m)(n)	8,985,212	6,982,647
TOTAL COMMERCIAL REAL ESTATE (Cost $18,707,750)		22,164,250

AFFILIATED EXCHANGE TRADED FUNDS - 0.6%	Shares	Value
Angel Oak High Yield Opportunities ETF (m)	595,240	6,565,914
Angel Oak Mortgage-Backed Securities ETF (m)	618,882	5,365,707
Angel Oak Total Return ETF (m)	78,400	3,872,638
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $16,040,656)		15,804,259

CONSTRUCTION LOANS - 0.4%	Par	Value
Helios Loan Funding Trust, 11.50%, 04/01/2036 (a)(i)	$10,6181634	10,618,634
TOTAL CONSTRUCTION LOANS (Cost $10,618,634)		10,618,634

PREFERRED STOCKS - 0.3%	Shares	Value
Financial - 0.2%
Dynex Capital, Inc., Series C, 9.39% (3 mo. Term SOFR + 5.72%), Perpetual	173,425	4,481,302
MFA Financial, Inc., Series C, 9.27% (3 mo. Term SOFR + 5.61%), Perpetual	52,942	1,262,667
		5,743,969

Real Estate Investment Trust - 0.1%
AGNC Investment Corp., Series E, 8.92% (3 mo. Term SOFR + 5.25%), Perpetual	66,529	1,695,159
TOTAL PREFERRED STOCKS (Cost $7,322,400)		7,439,128

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.3%	Par	Value
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.51%, 11/25/2048 (a)(d)	$8,985,212	6,982,647
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $8,906,016)		6,982,647

WHOLE LOANS - 0.2%	Par	Value
Agency High Balance Residential Mortgages
6.88%, 07/24/2026	580,223	575,442
7.00%, 04/26/2037	168,605	167,712
6.88%, 05/24/2037	254,499	254,285
7.75%, 08/24/2037	210,687	213,638
5.13%, 05/24/2048	454,089	438,645
Savannah Grand, 9.43%, 09/30/2027	3,100,747	3,096,107
TOTAL WHOLE LOANS (Cost $4,747,185)		4,745,829

COMMON STOCKS - 0.1%	Shares	Value
Energy - 0.0% (j)
Enviva Escrow (i)(n)	100,000	0
Enviva LLC (n)	3,638	72,760
		72,760

Financial - 0.1%
Kingstone Companies, Inc.	32,996	550,043
PennyMac Mortgage Investment Trust	81,182	988,797
		1,538,840

Real Estate Investment Trust - 0.0% (j)
Ellington Financial, Inc.	103,500	1,371,375
TOTAL COMMON STOCKS (Cost $3,820,091)		2,982,975

SHORT-TERM INVESTMENTS - 1.8%	Shares	Value
Money Market Funds – 1.8% First American Government Obligations Fund - Class U, 3.60% (o)	44,680,290	44,680,290
TOTAL SHORT-TERM INVESTMENTS (Cost $44,680,290)		44,680,290

TOTAL INVESTMENTS - 103.6% (Cost $2,735,990,954)		2,575,550,228
Liabilities in Excess of Other Assets - (3.6)%		(90,020,198)
TOTAL NET ASSETS - 100.0%		$2,485,530,030

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LP – Limited Partnership PLC – Public Limited Company SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2026.

(b)	Interest only security.
(c)	All or a portion of security has been pledged as collateral in connection with open credit agreements. At April 30, 2026, the value of the securities pledged amounted to $224,013,176.
(d)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of April 30, 2026, the value of these securities total $1,715,529,010 or 69.0% of the Fund’s net assets.

(e)	Principal only security.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate.
(g)	Step coupon bond. The rate disclosed is as of April 30, 2026.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)
As of April 30, 2026, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $11,593,435 or 0.5% of net assets. Value determined using significant unobservable inputs.

(j)	Represents less than 0.05% of net assets.
(k)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(l)	Issuer is currently in default and not accruing income.
(m)	Affiliated security as defined by the Investment Company Act of 1940.
(n)	Non-income producing security. Income is not being accrued.
(o)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Consolidated Schedule of Open Futures Contracts

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(350)	06/18/2026	$(38,707,812)	$901,119
U.S. Treasury 5 Year Note	(275)	06/30/2026	(29,654,883)	252,553
Net Unrealized Appreciation (Depreciation)		$ –	$–	$1,153,672

The average monthly notional value of short futures contracts during the period ended April 30, 2026, was $(48,858,879).

Consolidated Schedule of Centrally Cleared Credit Default Swaps – Buy Protection (a)

Reference Obligation	Implied Credit Spread at 04/30/26 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG (d)	0.55%	1.000%	Quarterly	06/20/2031	Wells Fargo Securities, LLC	$300,000,000	$(6,636,254)	$(4,828,351)	$(1,807,903)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange. The average monthly notional value of long swaps contracts during the period ended April 30, 2026, was $350,000,000.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$1,071,178,491	$10,001	$1,071,188,492
Residential Mortgage-Backed Securities – U.S. Government Agency	–	390,625,729	–	390,625,729
Asset-Backed Securities	–	304,799,789	964,800	305,764,589
Corporate Obligations	–	296,447,696	–	296,447,696
Collateralized Loan Obligations	–	191,870,499	–	187,846,031
Commercial Mortgage-Backed Securities	–	105,853,115	–	109,877,583
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	71,995,017	–	71,995,017
Exchange Traded Funds	26,387,079	–	–	26,387,079
Commercial Real Estate	–	22,164,250	–	22,164,250
Affiliated Exchange Traded Funds	15,804,259	–	–	15,804,259
Construction Loans	–	–	10,618,634	10,618,634
Preferred Stocks	7,439,128	–	–	7,439,128
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	6,982,647	–	6,982,647
Whole Loans	–	4,745,829	–	4,745,829
Common Stocks	2,910,215	72,760	0	2,982,975
Short-Term Investments	44,680,290	–	–	44,680,290
Total	$97,220,971	$2,466,735,822	$11,593,435	$2,575,550,228

Other Financial Instruments
Assets Futures Contracts *	$1,153,672	$–	$–	$1,153,672
Liabilities
Swaps *	$–	$(1,807,903)	$–	$(1,807,903)
Total	$1,153,672	$(1,807,903)	$–	$(654,231)

*Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

See the Consolidated Schedule of Investments for further disaggregation of investment Level 3 holdings as of April 30, 2026, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

Transactions with Affiliates

The Fund’s ownership of shares of affiliates represents holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The Fund had the following investments in affiliates during the period ended April 30, 2026:

Security Name	Value as of 01/31/26	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation /Depreciation on Investments in Affiliates	Value as of 04/30/26	Share/Par Balance	Dividend Income
Angel Oak High Yield Opportunities ETF	$9,810,275	$–	$(3,154,701)	$(117,099)	$27,439	$6,565,914	595,240	$128,320
Angel Oak Mortgage-Backed Securities ETF	8,407,717	–	(2,992,508)	37,629	(87,131)	5,365,707	618,882	90,875
Angel Oak Total Return ETF	2,388,657	1,529,411	–	–	(45,43)	3,872,638	78,400	40,781
Geary	7,887,750	–	–	–	292,497	8,180,247	7,068,750	–
Leavenworth	3,648,000	–	–	–	190,001	3,838,001	2,945,000	–
Octavia	10,089,000	–	–	–	57,002	10,146,002	8,003,750	–
Total	$42,231,399	$1,529,411	$(6,147,209)	$(79,470)	$434,378	$37,968,509	19,310,022	$259,976